UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

1255 Fourier Drive, Suite 200
Madison, Wisconsin 53717

(Address of principal executive offices)—(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
1255 Fourier Drive, Suite 200

Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Matthew C. Vogel, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant prepared the following annual reports to shareholders for the year ended November 30, 2025:

•	Thompson LargeCap Fund

•	Thompson MidCap Fund
•	Thompson Bond Fund

Thompson LargeCap Fund THPGX Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about the Thompson LargeCap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson LargeCap Fund	$108	0.99%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the fiscal year ended November 30, 2025, the Fund returned 18.22%, as compared to its benchmark, the S&P 500 Index, which returned 15.00%.

The S&P 500’s performance was again disproportionately driven by a small group of companies nicknamed “the Magnificent 7” (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, Nvidia, and Tesla). However, despite an underweight as a whole of these companies the Fund outperformed largely due to a number of companies in which it held a position being acquired at a premium. These acquisitions outweighed the drag from a lower Magnificent 7 exposure.

Top contributors to performance: Communication Services was the best performing sector during the fiscal year for the Fund, as Electronic Arts, Paramount and Warner Brothers Discovery were all subject to M&A efforts. Positive issue selection also helped make Consumer Discretionary a top performing sector.

Top detractors to performance: Industrials were a drag due to poor individual stock performance among a few specific holdings. Information Technology was a drag largely due to the Fund’s underweight in the sector, which was related to its Magnificent 7 underweight.

Thompson LargeCap Fund	PAGE 1	TSR_AR_884891300

FUND PERFORMANCE

AVERAGE ANNUAL RETURNS	1 Year	5 Years	10 Years
Thompson LargeCap Fund	18.22%	14.64%	13.27%
S&P 500 Index	15.00%	15.28%	14.63%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

KEY FUND STATISTICS (as of November 30, 2025)
Net Assets	$ 199,015,810
Number of Holdings	74
Portfolio Turnover	15%
Total Advisory Fees Paid	$ 1,646,231

Thompson LargeCap Fund	PAGE 2	TSR_AR_884891300

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

(Expressed as a percentage of net assets)

Top Holdings	(%)
Alphabet Inc. Class A	7.4%
Warner Bros. Discovery, Inc.	5.5%
Microsoft Corp.	4.4%
Exact Sciences Corp.	3.2%
Apple Inc.	3.1%
Citigroup Inc.	2.3%
UnitedHealth Group Inc.	2.3%
Qualcomm Inc.	2.3%
PepsiCo, Inc.	2.0%
Meta Platforms, Inc. Class A	1.9%

Sector Weightings	(%)
Information Technology	24.8%
Health Care	19.1%
Communication Services	17.3%
Financials	16.6%
Consumer Staples	6.5%
Industrials	4.0%
Consumer Discretionary	3.5%
Energy	2.7%
Materials	1.9%
Cash & Other	3.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.

Thompson LargeCap Fund	PAGE 3	TSR_AR_884891300

Thompson MidCap Fund THPMX Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about the Thompson MidCap Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson MidCap Fund	$120	1.15%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the fiscal year ended November 30, 2025, the Fund returned 10.56%, compared to 15.00% for the Fund’s broad-based market index, the S&P 500 Index. The Russell Midcap Index, which is a securities market index with investment characteristics similar to those of the Fund, returned 3.10% over the same period.

Relative performance for the Fund versus the Russell Midcap Index was broad based, as 7 out of 11 sectors positively contributed, with only one sector significantly negative. Holdings in firms being acquired, along with holdings exposed to AI infrastructure spending, were the most impactful. Issue selection drove the majority of performance, although sector selection was also a positive contributor.

Top contributors to performance: Communication Services was the best performing sector, thanks to completed or pending acquisitions of Electronic Arts, Paramount and Warner Brothers Discovery. Within Information Technology holdings such as Coherent, Lumentum Holdings, Marvel Technology, Pure Storage and Viavi Solutions all benefited from the buildout in AI infrastructure.

Top detractors to performance: Industrials was the Fund’s biggest laggard, largely due to Kornit Digital and WillScot Holdings. To a lesser degree drops in AMN Healthcare and Green Thumb Industries hurt Healthcare, Fiserv was a drag on Financials, while Alexandria Real Estate proved too much for the Fund’s other Real Estate holdings to overcome.

Thompson MidCap Fund	PAGE 1	TSR_AR_884891607

FUND PERFORMANCE

AVERAGE ANNUAL RETURNS	1 Year	5 Years	10 Years
Thompson MidCap Fund	10.56%	11.23%	9.78%
S&P 500 Index	15.00%	15.28%	14.63%
Russell Midcap Index	3.10%	9.73%	10.74%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

KEY FUND STATISTICS (as of November 30, 2025)
Net Assets	$55,606,546
Number of Holdings	77
Portfolio Turnover	23%
Total Advisory Fees Paid	$ 517,161

Thompson MidCap Fund	PAGE 2	TSR_AR_884891607

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

(Expressed as a percentage of net assets)

Top Holdings	(%)
Warner Bros. Discovery, Inc.	6.1%
Exact Sciences Corp.	4.1%
Neurocrine Biosciences, Inc.	2.7%
O-I Glass, Inc.	2.4%
Marvell Technology, Inc.	2.2%
Viatris Inc.	2.2%
Concentrix Corp.	2.1%
Kornit Digital Ltd.	2.0%
Jazz Pharmaceuticals PLC	1.9%
Infineon Technologies A.G. ADR	1.9%

Sector Weightings	(%)
Financials	17.6%
Health Care	16.0%
Information Technology	15.0%
Industrials	11.1%
Communication Services	8.7%
Consumer Discretionary	7.5%
Real Estate	6.6%
Utilities	4.8%
Consumer Staples	4.7%
Cash & Other	8.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.

Thompson MidCap Fund	PAGE 3	TSR_AR_884891607

Thompson Bond Fund THOPX Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about the Thompson Bond Fund for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at http://www.thompsonim.com/forms/index.html. You can also request this information by contacting us at 1-800-999-0887 or thompsonimfunds@usbank.com.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Thompson Bond Fund	$76	0.73%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the fiscal year ended November 30, 2025, the Fund returned 7.95%, compared to 5.70% for the Fund’s broad-based market index, the Bloomberg US Aggregate Bond Index. The Bloomberg U.S. Government/Credit 1-5 Year Index, which is a securities market index with investment characteristics similar to those of the Fund, returned 5.74% over the same period.

The Fund outperformed due to its overweight in corporate bonds, asset backed securities (ABS) and Commercial Mortgage Backed Securities (CMBS) against an underweight in Treasury bonds. ABS was particularly strong as a number of holdings that had fallen behind scheduled payments during Covid “caught up” in payments during the fiscal year.

At period end, corporate bonds made up about 62% of Fund assets, down from roughly 64% a year ago and notably overweight versus the broad-based index of 24%. Exposure to U.S. Treasuries stood at 12% as of November 30, 2025, compared with 46% for the index.

Top contributors to performance: Corporate bonds and ABS bonds were the biggest contributors. Within corporate bonds, financials including banks were the most significant contributors, although most holdings benefited from a narrowing of spreads. Within ABS bonds, bonds backed by aircraft performed the strongest.

Top detractors to performance: The Fund’s Treasury holdings were the only significant detractor of note, as most of those holdings were of short maturity. Thus they didn’t appreciate as much as the Benchmark’s Treasuries, which were longer in maturity and effective duration and thus benefited more from falling rates.

Thompson Bond Fund	PAGE 1	TSR_AR_884891201

FUND PERFORMANCE

AVERAGE ANNUAL RETURNS	1 Year	5 Years	10 Years
Thompson Bond Fund	7.95%	5.03%	4.19%
Bloomberg U.S. Aggregate Index	5.70%	-0.31%	1.99%
Bloomberg U.S. Gov’t./Credit 1-5 Year Index	5.74%	1.55%	2.12%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

KEY FUND STATISTICS (as of November 30, 2025)
Net Assets	$1,860,580,960
Number of Holdings	462
Portfolio Turnover	26%
Average Credit Quality+	BBB
Effective Duration	2.96 yrs
Total Advisory Fees Paid	$ 10,292,294

Thompson Bond Fund	PAGE 2	TSR_AR_884891201

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

(Expressed as a percentage of net assets)

Top 10 Issuers	(%)
U.S. Treasury Bills	12.3%
Lincoln National Corp.	2.4%
Brean Asset Backed Securities Trust	1.4%
JPMBB Commercial Mortgage Securities Trust	1.3%
Coinstar Funding, LLC	1.3%
Ginnie Mae REMIC Trust	1.2%
Federal Home Loan Banks	1.2%
COMM Mortgage Trust	1.1%
WFRBS Commercial Mortgage Trust	1.1%
Wells Fargo Commercial Mortgage Trust	1.1%

Asset Allocation	(%)
Corporate Bonds	62.2%
U.S. Government & Agency Securities	13.5%
Commercial Mortgage- Backed Securities	10.0%
Asset-Backed Securities	9.6%
U.S. Government Agency Mortgage-Backed Securities	2.0%
Residential Mortgage- Backed Securities	1.4%
Net Other Assets & Liabilities	1.3%

Credit Rating Description+	(%)
AAA	1.6%
AA	16.4%
A	11.6%
BBB	54.0%
BB and Below	13.8%
Not Rated	1.3%
Other Net Assets and Liabilities	1.3%

+	Ratings provided by Standard & Poor’s, Moody’s, and Fitch. When ratings are available from multiple rating agencies, a conservative methodology is to be adopted: For cases where there are three distinct ratings available, use the middle-quality rating (dropping the highest and lowest ratings); if two different ratings are available, use the lower rating; if only one agency rates a holding, then use that rating. For certain securities that are not rated by any of these three agencies, credit ratings from other agencies may be used. For cases where there is not a rating available from any agency, the holding is classified as Not Rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.thompsonim.com/forms/index.html
HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Thompson IM Funds, Inc. documents not be householded, please contact Thompson IM Funds, Inc. at 1-800-999-0887 or thompsonimfunds@usbank.com, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Thompson IM Funds, Inc. or your financial intermediary.

Thompson Bond Fund	PAGE 3	TSR_AR_884891201

Item 2. Code of Ethics.

As of the end of the year, November 30, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). The Code of Ethics is filed herewith as Exhibit 19(a)(1).

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

During the period covered by this report, no material amendments were made to the provisions of the code of ethics.

During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee. The audit committee financial expert is Joyce Minor, who is independent as defined in Form N-CSR Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the registrant’s fiscal years ended November 30, 2025 and November 30, 2024, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $58,750 and $58,120, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b)	Audit-Related Fees

For the registrant’s fiscal years ended November 30, 2025 and November 30, 2024, the aggregate fees billed for professional services rendered by the principal accountant for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statements not otherwise included under “Audit Fees” above were $0 and $0, respectively.

(c)	Tax Fees

For the registrant’s fiscal years ended November 30, 2025 and November 30, 2024, aggregate fees of $9,750 and $9,000, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. These fees were approved by the registrant's audit committee.

(d)	All Other Fees

For the registrant’s fiscal years ended November 30, 2025 and November 30, 2024, aggregate fees of $0 and $0, respectively, were billed to registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item. These fees were approved by the registrant's audit committee.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

All services to be performed by the registrant's principal auditors must be pre-approved by the registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for the fiscal years ended November 30, 2025 and November 30, 2024 were $9,000 and $9,000, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

(a). Refer to information included in Item 7.

(b). Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant prepared financial statements and financial highlights for the year ended November 30, 2025 for the following funds:

•	Thompson LargeCap Fund
•	Thompson MidCap Fund
•	Thompson Bond Fund

Annual Financial Statements

November 30, 2025

THOMPSON
LARGECAP FUND®
(THPGX)

THOMPSON
MIDCAP FUND®
(THPMX)

THOMPSON
BOND FUND®
(THOPX)

THOMPSON IM FUNDS, INC.
SMART INVESTING STARTS HERE®

Telephone: 1-800-999-0887
www.thompsonim.com

THOMPSON IM FUNDS, INC.

Annual Financial Statements

November 30, 2025

This report contains information for existing shareholders of Thompson IM Funds, Inc.
It does not constitute an offer to sell. This Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.

A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

LARGECAP FUND SCHEDULE OF INVESTMENTS
November 30, 2025
	Shares	Value
COMMON STOCKS - 99.7%		$198,389,012
(COST $117,686,935)

Communication Services - 17.3%		34,439,789
Media & Entertainment - 17.3%
Alphabet Inc. Class A	45,950	14,712,271
Electronic Arts Inc.	15,275	3,086,008
Meta Platforms, Inc. Class A	5,975	3,871,501
The Walt Disney Co.	17,550	1,833,449
Warner Bros. Discovery, Inc. (a)	455,690	10,936,560

Consumer Discretionary - 3.5%		6,870,732
Consumer Discretionary Distribution & Retail - 2.6%
eBay Inc.	28,220	2,336,334
LKQ Corp.	94,200	2,796,798
Consumer Durables & Apparel - 0.9%
TopBuild Corp. (a)	3,840	1,737,600

Consumer Staples - 6.5%		12,921,350
Consumer Staples Distribution & Retail - 2.4%
Performance Food Group Co. (a)	26,175	2,540,807
Target Corp.	24,335	2,205,238
Food Beverage & Tobacco - 3.4%
PepsiCo, Inc.	26,830	3,990,694
The JM Smucker Co.	17,700	1,843,986
Tyson Foods, Inc. Class A	17,025	988,301
Household & Personal Products - 0.7%
Kimberly-Clark Corp.	12,393	1,352,324

Energy - 2.7%		5,296,375
Cheniere Energy, Inc.	7,000	1,459,220
Chevron Corp.	12,220	1,846,809
Exxon Mobil Corp.	17,170	1,990,346

Financials - 16.6%		33,016,002
Banks - 7.8%
Bank of America Corp.	63,425	3,402,751
Citigroup Inc.	44,650	4,625,740
Citizens Financial Group, Inc.	25,775	1,394,428
Flagstar Bank N.A.	113,725	1,391,994
JPMorgan Chase & Co.	8,970	2,808,328
PNC Financial Services Group, Inc.	9,945	1,896,710
Financial Services - 8.8%
Capital One Financial Corp.	4,474	980,119
Fiserv, Inc. (a)	20,299	1,247,780
Intercontinental Exchange, Inc.	9,325	1,466,823
Northern Trust Corp.	13,710	1,800,671
PayPal Holdings, Inc.	52,685	3,302,823
State Street Corp.	16,875	2,008,463
The Charles Schwab Corp.	32,700	3,032,271
Visa Inc. Class A	10,935	3,657,101

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025
	Shares	Value
COMMON STOCKS (continued)

Health Care - 19.1%		$38,079,115
Health Care Equipment & Services - 7.6%
AMN Healthcare Services, Inc. (a)	79,050	1,316,183
CVS Health Corp.	42,460	3,412,086
GE HealthCare Technologies Inc.	24,050	1,923,760
HCA Healthcare, Inc.	4,525	2,300,012
The Cigna Group	6,025	1,670,612
UnitedHealth Group Inc.	13,885	4,578,856
Pharmaceuticals Biotechnology & Life Sciences - 11.5%
AbbVie Inc.	7,770	1,769,229
Amgen Inc.	5,975	2,064,123
Bristol-Myers Squibb Co.	39,525	1,944,630
Exact Sciences Corp. (a)	63,575	6,439,512
Johnson & Johnson	11,400	2,358,888
Merck & Co., Inc.	21,600	2,264,328
Pfizer Inc.	146,575	3,772,840
Viatris Inc.	211,792	2,264,056

Industrials - 4.0%		8,019,580
Capital Goods - 2.4%
Kornit Digital Ltd. (a)	225,285	3,003,049
The Boeing Co. (a)	9,550	1,804,950
Commercial & Professional Services - 0.7%
Concentrix Corp.	41,300	1,495,473
Transportation - 0.9%
FedEx Corp.	6,225	1,716,108

Information Technology - 24.8%		49,440,201
Semiconductors & Semiconductor Equipment - 8.0%
Analog Devices, Inc.	9,190	2,438,475
Infineon Technologies A.G. ADR	56,775	2,398,176
Marvell Technology, Inc.	21,500	1,922,100
Microchip Technology Inc.	34,900	1,869,942
NXP Semiconductors N.V.	14,330	2,793,490
Qualcomm Inc.	26,930	4,526,664
Software & Services - 7.4%
Adobe Inc. (a)	7,200	2,304,936
Microsoft Corp.	17,786	8,750,890
Oracle Corp.	9,075	1,832,696
Salesforce, Inc.	7,850	1,809,739
Technology Hardware & Equipment - 9.4%
Apple Inc.	22,370	6,237,874
Calix, Inc. (a)	30,925	1,709,225
Cisco Systems, Inc.	32,810	2,524,401
Coherent Corp. (a)	13,625	2,238,042
Keysight Technologies, Inc. (a)	12,025	2,380,349
Lumentum Holdings Inc. (a)	7,100	2,308,636
Viavi Solutions Inc. (a)	77,735	1,394,566

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025
	Shares	Value
COMMON STOCKS (continued)

Materials - 1.9%		$3,772,906
Freeport-McMoRan Inc.	33,775	1,451,650
O-I Glass, Inc. (a)	172,200	2,321,256

Real Estate - 1.5%		2,990,637
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.	29,900	1,604,733
Real Estate Management & Development - 0.7%
Colliers Int'l. Group Inc.	9,625	1,385,904

Utilities - 1.8%		3,542,325
Alliant Energy Corp.	15,500	1,076,785
WEC Energy Group, Inc.	22,000	2,465,540

RIGHTS - 0.0%^		–
(COST $0)

Financials - 0.0%^		–
Financial Services - 0.0%^
Sycamore Partners LLC (a)(c)(d)	169,625	–

SHORT-TERM INVESTMENTS - 0.0%^		100,000
(COST $100,000)

Money Market Funds - 0.0%^		100,000
First American Government Obligations Fund Class X, 3.92% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.7% (COST $117,786,935)		198,489,012

NET OTHER ASSETS & LIABILITIES - 0.3%		526,798

NET ASSETS - 100.0%		$199,015,810

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

a)	Non-income producing security.
b)	Represents the 7-day yield at November 30, 2025.
c)	Investment valued using significant unobservable inputs.
d)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Date Acquired	Security Name	Shares	Total Cost	Market Value
8/27/2025	Sycamore Partners LLC	169,625	$—	$—

^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2025:

	Level 1	Level 2	Level 3(1)	Total
Common stocks
Communication services	$ 34,439,789	$ –	$ –	$ 34,439,789
Consumer discretionary	6,870,732	–	–	6,870,732
Consumer staples	12,921,350	–	–	12,921,350
Energy	5,296,375	–	–	5,296,375
Financials	33,016,002	–	–	33,016,002
Health care	38,079,115	–	–	38,079,115
Industrials	8,019,580	–	–	8,019,580
Information technology	49,440,201	–	–	49,440,201
Materials	3,772,906	–	–	3,772,906
Real estate	2,990,637	–	–	2,990,637
Utilities	3,542,325	–	–	3,542,325
Total common stocks	198,389,012	–	–	198,389,012
Rights
Rights	–	–	–	–
Total rights	–	–	–	–
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$ 198,489,012	$ –	$ –	$ 198,489,012

(1) For the period ended November 30, 2025, investments valued at $0 were transferred into level 3 due to the unavailability of active market pricing. The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at November 30, 2025 is $0. There were no transfers out of Level 3. Level 3 amount shown includes securities determined to have no value at November 30, 2025.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended November 30, 2025 is not presented.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS
November 30, 2025
	Shares	Value
COMMON STOCKS - 98.8%		$54,919,305
(COST $40,078,077)

Communication Services - 8.7%		4,840,095
Media & Entertainment - 8.7%
Electronic Arts Inc.	4,500	909,135
Ubisoft Entertainment S.A. ADR (a)	320,000	518,400
Warner Bros. Discovery, Inc. (a)	142,190	3,412,560

Consumer Discretionary - 7.5%		4,179,412
Consumer Discretionary Distribution & Retail - 4.2%
Chewy, Inc. Class A (a)	12,295	427,497
eBay Inc.	8,350	691,296
LKQ Corp.	34,890	1,035,884
Pool Corp.	675	164,430
Consumer Durables & Apparel - 3.3%
Hasbro, Inc.	3,850	318,010
Levi Strauss & Co. Class A	30,500	671,915
Mattel, Inc. (a)	12,180	257,242
TopBuild Corp. (a)	1,355	613,138

Consumer Staples - 4.7%		2,641,931
Consumer Staples Distribution & Retail - 2.8%
Performance Food Group Co. (a)	7,855	762,485
Target Corp.	9,025	817,845
Food Beverage & Tobacco - 1.9%
Nomad Foods Ltd.	44,850	548,515
The JM Smucker Co.	4,925	513,086

Energy - 2.6%		1,465,889
Cameco Corp.	2,605	230,569
Cheniere Energy, Inc.	3,160	658,734
Exxon Mobil Corp.	4,974	576,586

Financials - 17.6%		9,777,003
Banks - 7.6%
Associated Banc-Corp	31,408	825,716
Citizens Financial Group, Inc.	11,920	644,872
Flagstar Bank N.A.	81,242	994,402
PNC Financial Services Group, Inc.	2,880	549,274
Truist Financial Corp.	11,531	536,191
Zions Bancorporation, N.A.	12,585	669,900
Financial Services - 10.0%
Annaly Capital Management, Inc.	33,456	762,797
Capital One Financial Corp.	3,877	849,334
Fiserv, Inc. (a)	12,833	788,845
Intercontinental Exchange, Inc.	1,750	275,275
Northern Trust Corp.	6,500	853,710
PayPal Holdings, Inc.	8,775	550,105
State Street Corp.	4,915	584,983
The Charles Schwab Corp.	9,615	891,599

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025
	Shares	Value
COMMON STOCKS (continued)

Health Care - 16.0%		$8,921,462
Health Care Equipment & Services - 4.2%
Acadia Healthcare Co., Inc. (a)	6,285	108,102
AMN Healthcare Services, Inc. (a)	49,340	821,511
Teleflex Inc.	7,410	847,852
The Cooper Companies, Inc. (a)	7,275	566,941
Pharmaceuticals Biotechnology & Life Sciences - 11.8%
Exact Sciences Corp. (a)	22,390	2,267,883
Green Thumb Industries Inc. (a)	95,030	563,528
Jazz Pharmaceuticals PLC (a)	6,000	1,059,180
Neurocrine Biosciences, Inc. (a)	9,755	1,484,321
Viatris Inc.	112,455	1,202,144

Industrials - 11.1%		6,154,567
Capital Goods - 6.6%
A.O. Smith Corp.	8,290	546,974
Hillenbrand, Inc.	4,145	131,977
Kornit Digital Ltd. (a)	84,120	1,121,320
Mueller Water Products, Inc. Class A	13,005	315,241
Regal Rexnord Corp.	3,450	503,666
WillScot Holdings Corp.	25,941	512,335
Xylem, Inc.	3,574	502,755
Commercial & Professional Services - 4.5%
Concentrix Corp.	31,925	1,156,004
Equifax Inc.	2,600	552,162
SS&C Technologies Holdings, Inc.	9,450	812,133

Information Technology - 15.0%		8,322,472
Semiconductors & Semiconductor Equipment - 6.8%
Infineon Technologies A.G. ADR	25,020	1,056,845
Marvell Technology, Inc.	13,640	1,219,416
Microchip Technology Inc.	10,275	550,534
NXP Semiconductors N.V.	4,795	934,737
Software & Services - 1.2%
Okta, Inc. (a)	8,500	682,805
Technology Hardware & Equipment - 7.0%
Calix, Inc. (a)	13,915	769,082
Coherent Corp. (a)	3,975	652,933
Keysight Technologies, Inc. (a)	3,525	697,774
Lumentum Holdings Inc. (a)	1,950	634,062
Pure Storage, Inc. Class A (a)	5,015	446,134
Viavi Solutions Inc. (a)	37,801	678,150

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025
	Shares	Value
COMMON STOCKS (continued)

Materials - 4.2%		$2,316,911
Freeport-McMoRan Inc.	10,660	458,167
James Hardie Industries plc (a)	27,587	545,671
O-I Glass, Inc. (a)	97,409	1,313,073

Real Estate - 6.6%		3,652,019
Equity Real Estate Investment Trusts (REITs) - 5.0%
Alexandria Real Estate Equities, Inc.	12,480	669,802
Global Net Lease, Inc. (a)	66,295	544,282
Host Hotels & Resorts Inc.	30,125	531,104
Omega Healthcare Investors, Inc.	11,110	510,171
Park Hotels & Resorts Inc.	45,300	490,146
Real Estate Management & Development - 1.6%
Colliers Int'l. Group Inc.	4,275	615,557
FirstService Corp.	1,855	290,957

Utilities - 4.8%		2,647,544
Alliant Energy Corp.	12,770	887,132
WEC Energy Group, Inc.	7,440	833,801
Xcel Energy, Inc.	11,285	926,611

RIGHTS - 0.0%^		–
(COST $0)

Financials - 0.0%^		–
Financial Services - 0.0%^
Sycamore Partners LLC (a)(c)(d)	57,695	–

SHORT-TERM INVESTMENTS - 0.2%		100,000
(COST $100,000)

Money Market Funds - 0.2%		100,000
First American Government Obligations Fund Class X, 3.92% (b)	100,000	100,000

TOTAL INVESTMENTS - 99.0% (COST $40,178,077)		55,019,305

NET OTHER ASSETS & LIABILITIES - 1.0%		587,241

NET ASSETS - 100.0%		$55,606,546

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

a)	Non-income producing security.
b)	Represents the 7-day yield at November 30, 2025.
c)	Investment valued using significant unobservable inputs.
d)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Date Acquired	Security Name	Shares	Total Cost	Market Value
8/27/2025	Sycamore Partners LLC	57,695	$—	$—

^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
S.A.	Generally designates corporations in various countries, mostly those employing civil law. This translates literally as anonymous company.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2025:

	Level 1	Level 2	Level 3 (1)	Total
Common stocks
Communication services	$ 4,840,095	$ –	$ –	$ 4,840,095
Consumer discretionary	4,179,412	–	–	4,179,412
Consumer staples	2,641,931	–	–	2,641,931
Energy	1,465,889	–	–	1,465,889
Financials	9,777,003	–	–	9,777,003
Health care	8,921,462	–	–	8,921,462
Industrials	6,154,567	–	–	6,154,567
Information technology	8,322,472	–	–	8,322,472
Materials	2,316,911	–	–	2,316,911
Real estate	3,652,019	–	–	3,652,019
Utilities	2,647,544	–	–	2,647,544
Total common stocks	54,919,305	–	–	54,919,305
Rights
Rights	–	–	–	–
Total rights	–	–	–	–
Short-term investments
Money market funds	100,000	–	–	100,000
Total short-term investments	100,000	–	–	100,000
Total investments	$ 55,019,305	$ –	$ –	$ 55,019,305

(1) For the period ended November 30, 2025, investments valued at $0 were transferred into level 3 due to the unavailability of active market pricing. The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at November 30, 2025 is $0. There were no transfers out of Level 3. Level 3 amount shown includes securities determined to have no value at November 30, 2025.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended November 30, 2025 is not presented.

For more information on valuation inputs, see financial statement Note 2 - Significant Accounting Policies.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS
November 30, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 86.4%				$1,606,884,574
(COST $1,733,950,599)

Asset-Backed Securities - 9.6%				178,539,771
AASET Trust, Series 2022-1A A (l)	6.000	05/16/47	3,923,083	4,005,525
AASET Trust, Series 2024-1A A1 (l)	6.261	05/16/49	7,797,553	8,024,080
American Airlines, Series 2015-1 A	3.375	11/01/28	900,763	887,481
American Airlines, Series 2017-1 A	4.000	08/15/30	185,653	180,162
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (l)	4.213	12/16/41	1,335,516	1,335,930
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (l)	5.682	12/16/41	478,044	478,173
Business Jet Securities, LLC, Series 2022-1A A (l)	4.455	06/15/37	3,303,620	3,282,707
Business Jet Securities, LLC, Series 2022-1A B (l)	5.192	06/15/37	471,946	471,053
Business Jet Securities, LLC, Series 2024-1A A (l)	6.197	05/15/39	6,176,915	6,311,185
Castle Aircraft Securitization Trust, Series 2019-1A A (l)	3.967	04/15/39	1,452,545	1,420,688
Coinstar Funding, LLC, Series 2017-1A A2 (l)	5.216	04/25/47	25,889,925	23,627,663
CVS Pass-Through Trust	6.943	01/10/30	1,477,444	1,523,921
DCAL Aviation Finance Ltd., Series 2015-1A A1 (f)(g)(l)	6.213	02/15/40	486,672	474,019
ECAF I Ltd., Series 2015-1A A2 (l)	4.947	06/15/40	3,258,795	2,999,848
ECAF I Ltd., Series 2015-1A B1 (l)	5.802	06/15/40	19,177,362	9,252,847
GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (l)	5.193	12/15/44	2,888,439	2,830,844
HOA RoyaltyCo LLC, Series 2025-1A 2I (l)(m)(n)	4.723	11/22/55	12,669,704	5,956,028
Horizon Aircraft Finance I Ltd., Series 2018-1 B (l)	5.270	12/15/38	2,702,399	2,398,271
Horizon Aircraft Finance II Ltd., Series 2019-1 A (l)	3.721	07/15/39	1,176,771	1,153,193
Horizon Aircraft Finance IV Ltd., Series 2024-1 A (l)	5.375	09/15/49	7,239,790	7,348,109
Icon Brand Holdings LLC, Series 2012-1A A (l)	4.229	01/25/43	7,009,399	4,112,652
JOL Air Limited, Series 2019-1 B (l)	4.948	04/15/44	520,572	518,489
KDAC Aviation Finance Ltd., Series 2017-1A A (l)	4.212	12/15/42	1,029,952	1,026,634
KDAC Aviation Finance Ltd., Series 2017-1A B (l)	5.926	12/15/42	8,218,457	8,142,744
Kestrel Aircraft Funding Ltd., Series 2018-1A A (l)	4.250	12/15/38	538,415	538,572
Labrador Aviation Finance Ltd., Series 2016-1A B1 (l)	5.682	01/15/42	14,667,205	13,365,791
MACH 1 Cayman Ltd., Series 2019-1 B (l)	4.335	10/15/39	499,965	495,994
METAL LLC, Series 2017-1 A (l)	4.581	10/15/42	11,675,998	8,114,459
METAL LLC, Series 2017-1 B (l)(m)	6.500	10/15/42	26,657,035	8,796,555
Pioneer Aircraft Finance Ltd., Series 2019-1 B (l)	4.948	06/15/44	1,419,643	1,409,026
Pk Alift Loan Funding 6 LP, Series 2025-1 A (l)	5.365	11/15/42	3,939,807	3,974,364
Project Silver, Series 2019-1 A (l)	3.967	07/15/44	3,538,532	3,467,833
PROP Limited, Series 2017-1 B (l)(m)	6.900	03/15/42	3,836,109	2,836,803
Signal Rail IV LLC, Series 2025-1A A (l)(n)	5.180	11/17/55	5,800,000	5,837,836
Signal Rail IV LLC, Series 2025-1A B (l)(n)	5.360	11/17/55	1,700,000	1,710,625
Slam Ltd., Series 2024-1A A (l)	5.335	09/15/49	888,366	903,464
SMB Private Education Loan Trust, Series 2014-A C (l)	4.500	09/15/45	7,000,000	6,107,417
Sprite Limited, Series 2021-1 A (l)	3.750	11/15/46	4,953,232	4,842,736
Sprite Limited, Series 2021-1 B (l)	5.100	11/15/46	1,571,209	1,561,737
TGIF Funding LLC, Series 2017-1A A2 (l)(m)	6.202	04/30/47	10,990,469	9,254,817
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (l)	4.750	11/15/39	1,831,433	1,666,623
Trinity Rail Leasing, Series 2025-1A A (l)	5.090	10/19/55	2,989,033	2,993,392
Trinity Rail Leasing, Series 2025-1A B (l)	5.300	10/19/55	1,160,000	1,162,033
United Airlines, Series 2020-1 A	5.875	04/15/29	1,700,292	1,737,448

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities - 10.0%				$185,494,288
BBCMS Mortgage Trust, Series 2015-VFM A2 (l)	3.375	03/12/36	3,000,000	2,939,286
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1.0 x (TSFR1M + 1.26448%), floor 1.150%) (d)(l)	5.224	06/15/31	5,608,848	5,458,691
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)	4.421	11/10/48	7,000,000	5,064,329
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)	4.644	02/10/49	5,000,000	4,301,704
COMM Mortgage Trust, Series 2012-CR4 AM (f)	3.251	10/15/45	3,000,000	2,765,107
COMM Mortgage Trust, Series 2014-CR16 C (d)	4.777	04/10/47	5,000,000	4,737,550
COMM Mortgage Trust, Series 2014-UBS4 D (d)(f)(l)	4.713	08/10/47	9,740,000	2,145,235
COMM Mortgage Trust, Series 2014-UBS5 B	4.514	09/10/47	3,270,000	3,180,075
COMM Mortgage Trust, Series 2014-UBS5 C (d)(f)	4.725	09/10/47	6,500,000	5,996,250
COMM Mortgage Trust, Series 2015-DC1 C (d)(f)	4.289	02/10/48	540,000	479,196
COMM Mortgage Trust, Series 2015-PC1 D (d)	4.388	07/10/50	2,500,000	2,050,025
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)	4.397	12/15/49	3,000,000	2,835,506
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)	3.833	04/15/50	1,780,000	1,616,258
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)	4.044	06/15/57	3,491,359	3,360,398
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)	4.044	06/15/57	3,579,000	3,212,117
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)	3.797	08/15/48	3,905,000	3,657,892
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)(f)	3.047	08/15/48	5,795,000	3,834,957
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (l)	4.452	05/10/44	7,476,810	6,729,204
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(f)(l)	5.098	05/10/44	4,197,000	2,686,122
GS Mortgage Securities Trust, Series 2014-GC24 B (d)	4.430	09/10/47	4,340,000	4,174,472
HMH Trust, Series 2017-NSS A (f)(l)	3.062	07/05/31	5,850,000	4,914,058
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (l)	5.013	02/15/46	1,920,376	1,873,607
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (l)	5.360	02/15/46	9,250,000	8,749,075
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(l)	3.571	12/15/47	1,024,656	994,931
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(f)(l)	4.444	07/15/47	4,962,814	2,729,548
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)	3.940	07/15/45	2,088,904	2,005,431
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)	4.037	08/15/46	2,417,412	2,276,090
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)	4.505	02/15/47	5,060,000	4,863,672
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(f)(l)	4.513	09/15/47	4,966,000	3,351,951
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B	4.116	11/15/47	10,400,000	10,018,930
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)	4.283	10/15/48	911,328	897,704
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B (f)	4.389	11/15/48	500,000	397,875
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)	3.952	07/15/46	2,750,000	2,547,387
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)	4.075	08/15/46	4,202,982	4,058,777
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)	4.699	10/15/46	423,613	402,437
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)	3.807	03/15/48	8,000,000	7,112,400
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(l)	3.972	04/15/48	5,000,000	3,025,000
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(l)	5.211	06/15/44	301,191	298,270
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)	4.386	12/15/48	6,500,000	6,240,544
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)(f)	4.109	12/15/49	5,000,000	4,035,496

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C	3.894	02/15/48	4,639,915	$4,085,074
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)	4.720	11/15/48	3,309,126	3,251,183
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D	3.852	11/15/48	5,189,370	4,566,594
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)	4.318	09/15/48	4,574,726	4,362,047
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)	4.099	11/15/59	3,000,000	2,647,503
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 x (TSFR1M + 0.921%), floor 0.875%) (d)(l)	4.880	12/15/34	1,625,000	1,517,316
WFRBS Commercial Mortgage Trust, Series 2012-C10 B	3.744	12/15/45	829,379	790,493
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)	4.310	12/15/45	7,000,000	6,159,930
WFRBS Commercial Mortgage Trust, Series 2013-C14 B (d)	3.817	06/15/46	1,500,000	1,417,545
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)	4.145	08/15/46	3,625,967	3,493,583
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)	4.513	05/15/47	4,500,000	2,002,635
WFRBS Commercial Mortgage Trust, Series 2014-C21 C	4.234	08/15/47	3,000,000	2,819,970
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (f)(l)	3.497	08/15/47	5,000,000	4,209,450
WP Glimcher Mall Trust, Series 2015-WPG B (d)(l)	3.516	06/05/35	2,231,464	2,153,408

Convertible Bonds - 0.0%^				100,000
FedNat Holding Co. (e)(f)(l)(m)(o)	5.000	04/19/26	5,000,000	100,000

Corporate Bonds - 62.2%				1,158,190,254
3M Co. (TSFR3M - 0.08839%) (d)	3.915	12/21/40	3,863,000	3,843,995
A10 Capital, LLC (l)	5.875	08/17/26	5,000,000	4,926,501
A10 Capital, LLC (l)	5.875	08/17/26	1,500,000	1,477,950
AbbVie Inc.	4.500	05/14/35	500,000	496,128
ACRES Commercial Realty Corp.	5.750	08/15/26	8,000,000	7,790,280
Adamas Trust, Inc.	5.750	04/30/26	5,000,000	4,961,790
AEP Texas Inc.	5.700	05/15/34	2,000,000	2,096,787
Affiliated Managers Group, Inc.	5.500	08/20/34	3,500,000	3,593,990
Air Lease Corp.	3.000	02/01/30	7,500,000	7,018,660
Albemarle Corp.	5.050	06/01/32	7,250,000	7,275,731
Alexandria Real Estate Equities, Inc.	4.700	07/01/30	1,350,000	1,363,371
Alexandria Real Estate Equities, Inc.	4.750	04/15/35	3,500,000	3,397,298
Alexandria Real Estate Equities, Inc.	5.250	05/15/36	750,000	746,582
Alliant Energy Finance LLC (l)	1.400	03/15/26	1,637,000	1,621,219
American Assets Trust, L.P.	6.150	10/01/34	7,000,000	7,162,294
American Coastal Insurance Corp. (c)	7.250	12/15/27	2,250,000	2,221,875
American Honda Finance Corp.	5.200	03/05/35	750,000	765,027
Americold Realty Operating Partnership, L.P.	5.409	09/12/34	7,532,000	7,432,437
Anheuser-Busch InBev Worldwide Inc.	6.625	08/15/33	500,000	565,469
Aptiv Swiss Holdings Ltd.	4.650	09/13/29	7,000,000	7,135,419
Aptiv Swiss Holdings Ltd.	5.150	09/13/34	2,485,000	2,518,767
Arrow Electronics, Inc.	5.875	04/10/34	5,670,000	5,928,058
Assured Guaranty US Holdings Inc. (TSFR3M + 2.64161%) (d)(k)	6.679	12/15/66	12,106,000	10,657,690
AT&T Inc.	7.700	05/01/32	1,000,000	1,151,614
AT&T Inc.	4.500	05/15/35	1,750,000	1,699,963
Avnet, Inc.	6.250	03/15/28	2,000,000	2,075,300
Avnet, Inc.	3.000	05/15/31	580,000	526,572
Avnet, Inc.	5.500	06/01/32	4,549,000	4,637,861
Avolon Holdings Funding Ltd. (l)	5.500	01/15/26	850,000	850,367
Avolon Holdings Funding Ltd. (l)	2.125	02/21/26	850,000	844,757

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
BAC Capital Trust XIII (Greater of 4.000% or (TSFR3M + 0.66161%), floor 4.000%) (d)(j)(k)	4.699	12/13/25	2,200,000	$1,687,385
Banc of California, Inc. (TSFR3M + 4.195%) (d)	8.049	10/30/30	12,500,000	12,378,295
Bank of America Corp. (4.0 x (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	0.189	11/19/30	671,000	569,691
Bank of America Corp.	5.100	10/22/37	5,000,000	5,002,215
Bank of Marin Bancorp (6.750% to 12/01/30, then TSFR3M + 3.350%) (h)(l)	6.750	12/01/35	6,000,000	5,990,633
Bank of Montreal (6.709% to 08/25/29, then H15T5Y + 2.979%) (h)(j)(k)	6.709	02/25/26	6,977,000	6,987,263
Bank of Montreal	5.750	06/18/29	3,500,000	3,501,068
Bank of Montreal	5.250	02/11/30	6,539,000	6,550,567
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (h)(j)(k)	3.700	03/20/26	1,000,000	993,695
Barclays Bank PLC	5.000	08/01/30	5,000,000	5,002,626
Baxter Int'l. Inc.	2.539	02/01/32	1,000,000	874,175
Bay Banks of Virginia, Inc. (TSFR3M + 4.335%, floor 4.335%) (d)(l)	8.229	10/15/29	1,773,034	1,733,954
BCB Bancorp, Inc. (9.250% to 09/01/29, then TSFR3M + 5.820%) (h)	9.250	09/01/34	5,000,000	5,589,582
Berry Global, Inc.	1.570	01/15/26	1,604,000	1,598,563
Berry Global, Inc.	5.500	04/15/28	3,550,000	3,652,055
Block Financial LLC	3.875	08/15/30	4,500,000	4,356,490
Boeing Co.	5.150	05/01/30	2,300,000	2,370,565
Boeing Co.	6.125	02/15/33	1,000,000	1,086,540
Boeing Co.	3.300	03/01/35	2,131,000	1,850,227
Booz Allen Hamilton Inc.	5.950	08/04/33	3,500,000	3,683,793
Booz Allen Hamilton Inc.	5.950	04/15/35	2,750,000	2,858,387
BorgWarner, Inc.	5.400	08/15/34	4,401,000	4,563,877
Boston Properties LP	3.650	02/01/26	1,221,000	1,219,307
Boston Properties LP	3.250	01/30/31	4,085,000	3,828,601
Boston Properties LP	5.750	01/15/35	2,755,000	2,836,656
Broadmark Realty Capital Inc. (l)	5.000	11/15/26	5,000,000	4,762,358
Brown & Brown, Inc.	5.650	06/11/34	2,073,000	2,151,014
Brunswick Corp.	2.400	08/18/31	2,781,000	2,441,655
Brunswick Corp.	4.400	09/15/32	5,600,000	5,356,063
Cabot Corp.	3.400	09/15/26	732,000	727,242
Canadian Imperial Bank of Commerce	4.450	10/17/30	6,007,000	6,001,286
Capital Impact Partners	5.335	08/01/30	3,000,000	3,069,930
Capital Impact Partners	5.999	08/01/35	3,000,000	3,113,448
Cardinal Health, Inc.	5.350	11/15/34	2,477,000	2,566,495
Carrington Holding Co., LLC (l)	9.250	05/15/29	5,000,000	5,032,768
Carrington Holding Co., LLC (l)	9.750	05/15/31	5,000,000	5,096,735
CDW LLC / CDW Finance Corp.	5.100	03/01/30	1,500,000	1,532,177
CDW LLC / CDW Finance Corp.	3.569	12/01/31	2,250,000	2,104,041
CDW LLC / CDW Finance Corp.	5.550	08/22/34	3,250,000	3,343,528
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (h)(l)	4.750	09/30/31	7,000,000	6,826,405
Cheniere Energy Partners, L.P.	4.500	10/01/29	4,500,000	4,498,720
Cheniere Energy, Inc.	4.625	10/15/28	3,000,000	3,000,007
Choice Hotels Int'l., Inc.	3.700	01/15/31	1,102,000	1,042,543
Choice Hotels Int'l., Inc.	5.850	08/01/34	6,900,000	7,091,306
Cigna Group	5.250	02/15/34	750,000	776,679
Cincinnati Financial Corp.	6.125	11/01/34	2,500,000	2,700,310
Citibank, N.A.	5.570	04/30/34	750,000	798,949
Citigroup Global Markets Holdings Inc. (SOFRRATE - 0.100%, floor 0.000%) (d)	4.094	12/02/62	1,000,000	978,463
Citigroup, Inc. (4.0 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	2.329	07/09/28	740,000	672,458

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Citigroup, Inc. (4.0 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	2.296	11/15/28	245,000	$220,778
Citigroup, Inc. (4.0 x (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)	2.381	12/23/29	1,152,000	1,032,845
Citigroup, Inc. (4.0 x (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)	0.189	11/19/30	727,000	580,944
Citigroup, Inc. (4.35 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	2.532	07/09/33	1,394,000	1,100,983
Citigroup, Inc. (5.0 x (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)	3.016	12/20/33	2,863,000	2,368,597
Citigroup, Inc. (TSFR3M + 0.81161%) (d)	4.690	08/25/36	868,000	780,123
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	3.952	09/27/41	436,000	433,397
Colgate-Palmolive Co. (TSFR3M - 0.03839%) (d)	4.122	12/04/46	1,375,000	1,367,681
Comcast Corp.	5.300	06/01/34	1,250,000	1,291,009
Comerica Bank (5.332% to 08/25/32, then SOFRRATE + 2.610%) (h)	5.332	08/25/33	8,000,000	8,082,094
Comerica Inc.	4.000	02/01/29	2,000,000	1,981,701
Conagra Brands, Inc.	5.750	08/01/35	7,250,000	7,465,903
Concentrix Corp.	6.850	08/02/33	7,056,000	7,038,412
Congressional Bancshares, Inc. (Forbright, Inc.) (TSFR3M + 4.390%) (d)(l)	8.561	12/01/29	5,000,000	4,903,902
Cousins Properties LP	5.250	07/15/30	7,000,000	7,172,924
Crown Capital Holdings LLC (e)(f)(l)(m)	12.500	01/15/25	7,000,000	4,200,000
Crown Castle Inc.	4.450	02/15/26	750,000	749,861
Crown Castle Inc.	3.300	07/01/30	1,717,000	1,630,865
CVS Health Corp.	5.300	06/01/33	1,000,000	1,034,745
CVS Health Corp.	4.875	07/20/35	4,770,000	4,724,063
Darden Restaurants, Inc.	6.300	10/10/33	3,850,000	4,191,467
Darden Restaurants, Inc.	6.000	08/15/35	998,000	1,033,844
Dell Int'l. LLC / EMC Corp.	4.850	02/01/35	2,100,000	2,080,793
Dentsply Sirona Inc.	3.250	06/01/30	8,183,000	7,557,291
Digital Realty Trust, L.P.	5.550	01/15/28	2,000,000	2,058,486
Digital Realty Trust, L.P.	3.600	07/01/29	489,000	479,757
Discovery Communications, LLC	3.625	05/15/30	1,200,000	1,113,000
DOC DR LLC (Physicians Realty Trust)	2.625	11/01/31	2,500,000	2,252,077
Dollar General Corp.	5.000	11/01/32	2,000,000	2,027,280
Dollar General Corp.	5.450	07/05/33	3,060,000	3,177,172
Eagle Bancorp, Inc.	10.000	09/30/29	6,000,000	6,144,386
EIDP, Inc. (TSFR3M - 0.03839%) (d)	3.965	12/21/40	515,000	514,517
Enact Holdings, Inc.	6.250	05/28/29	6,650,000	6,970,539
Enstar Group Ltd.	3.100	09/01/31	8,132,000	7,326,962
Enterprise Products Operating LLC (TSFR3M + 3.03911%) (d)(k)	7.210	06/01/67	7,278,000	7,203,634
EPR Properties	4.950	04/15/28	1,027,000	1,035,472
EPR Properties	3.600	11/15/31	6,147,000	5,712,047
Essent Group Ltd.	6.250	07/01/29	5,000,000	5,226,289
EverBank Financial Corp. (8.375% to 03/01/30, then TSFR3M + 5.020%) (h)(l)	8.375	09/01/34	4,000,000	4,148,473
EverBank Financial Corp. (7.500% to 09/01/30, then TSFR3M + 4.070%) (h)(l)	7.500	09/01/35	2,000,000	2,085,606
Everest Reinsurance Holdings Inc. (TSFR3M + 2.64661%) (d)(k)	6.498	05/01/67	9,455,000	8,965,693
F&G Annuities & Life, Inc.	6.250	10/04/34	7,298,000	7,396,129
FedNat Holding Co. (e)(f)(m)(o)	7.750	03/15/29	17,000,000	340,000
Fidelity Federal Bancorp (TSFR3M + 4.05161%, floor 3.790%) (d)(l)	7.956	10/15/28	6,500,000	6,383,017
Fidelity Federal Bancorp (TSFR3M + 4.650%) (d)(l)	8.539	11/01/29	7,000,000	6,940,490
Fifth Third Bancorp (TSFR3M + 3.39061%) (d)(j)(k)	7.392	12/28/25	1,498,000	1,497,972
First Citizens BancShares, Inc. (5.600% to 09/05/30, then H15T5Y + 1.850%) (h)	5.600	09/05/35	5,000,000	4,992,459
First Financial Bancorp (TSFR3M + 5.090%) (d)	8.965	05/15/30	3,000,000	2,990,226
First Financial Bancorp (6.375% to 12/01/30, then TSFR3M + 3.000%) (h)	6.375	12/01/35	3,000,000	3,024,600

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
First Horizon Bank	5.750	05/01/30	500,000	$518,067
Fiserv, Inc.	5.600	03/02/33	1,000,000	1,033,709
Flex Ltd.	6.000	01/15/28	1,000,000	1,033,000
Flex Ltd.	4.875	06/15/29	2,497,000	2,531,537
Flex Ltd.	4.875	05/12/30	1,000,000	1,016,024
Flex Ltd.	5.375	11/13/35	500,000	502,384
Flowers Foods, Inc.	5.750	03/15/35	6,932,000	7,002,691
Flowserve Corp.	3.500	10/01/30	2,149,000	2,052,694
Flowserve Corp.	2.800	01/15/32	250,000	224,666
FMC Corp.	3.200	10/01/26	3,343,000	3,299,503
FMC Corp.	3.450	10/01/29	750,000	682,822
FMC Corp.	5.650	05/18/33	3,000,000	2,745,648
FNB Corp. (TSFR3M + 3.28161%) (d)(l)	7.413	12/06/28	3,000,000	2,971,493
FNB Corp. (5.722% to 12/11/29, then SOFRINDX + 1.930%) (h)	5.722	12/11/30	3,000,000	3,064,878
FPL Group, Inc. (NextEra Energy Capital Holdings, Inc.) (TSFR3M + 2.32911%) (d)(k)	6.314	10/01/66	1,535,000	1,351,660
FS KKR Capital Corp.	3.250	07/15/27	3,000,000	2,889,326
Georgia-Pacific LLC	7.375	12/01/25	421,000	421,000
Global Payments Inc.	4.800	04/01/26	1,600,000	1,600,733
Global Payments Inc.	2.900	05/15/30	4,750,000	4,400,884
Global Payments Inc.	2.900	11/15/31	1,154,000	1,032,977
Globe Life Inc.	5.850	09/15/34	6,250,000	6,567,028
Goldman Sachs Group, Inc. (TSFR3M + 1.96161%) (d)	5.896	04/05/26	1,000,000	999,106
Great Ajax Operating Partnership L.P. (c)(l)	9.875	09/01/27	3,500,000	3,421,074
Hasbro, Inc.	3.550	11/19/26	250,000	248,901
Hasbro, Inc.	6.050	05/14/34	7,600,000	8,060,029
HCA Inc.	5.250	06/15/26	2,000,000	2,001,536
HCA Inc.	7.500	11/06/33	4,273,000	4,955,334
Healthcare Realty Holdings LP	2.050	03/15/31	3,205,000	2,788,551
HF Sinclair Corp.	5.750	01/15/31	2,500,000	2,593,543
Highwoods Realty L.P.	3.050	02/15/30	1,834,000	1,711,233
Highwoods Realty L.P.	7.650	02/01/34	4,850,000	5,535,486
Horace Mann Educators Corp.	4.700	10/01/30	3,520,000	3,507,263
Host Hotels & Resorts LP	3.500	09/15/30	625,000	593,821
Host Hotels & Resorts LP	5.500	04/15/35	6,910,000	7,025,798
HSBC Holdings PLC	7.625	05/17/32	1,080,000	1,223,241
Humana Inc.	5.375	04/15/31	2,000,000	2,069,214
Humana Inc.	5.950	03/15/34	4,500,000	4,754,216
Humana Inc.	5.550	05/01/35	500,000	513,158
Huntington Ingalls Industries, Inc.	2.043	08/16/28	2,000,000	1,890,505
Huntsman Int'l. LLC	2.950	06/15/31	3,307,000	2,755,386
Huntsman Int'l. LLC	5.700	10/15/34	4,550,000	4,085,339
Hyatt Hotels Corp.	5.500	06/30/34	6,566,000	6,789,091
IIP Operating Partnership, LP	5.500	05/25/26	3,619,000	3,566,991
Illumina, Inc.	5.800	12/12/25	2,000,000	2,000,506
Independent Bank Corp. (7.2500% to 04/01/30, then TSFR3M + 3.530%) (h)	7.250	04/01/35	5,000,000	5,219,684
Intel Corp.	4.000	12/15/32	2,000,000	1,918,559
Intel Corp.	5.150	02/21/34	1,000,000	1,017,877
Jabil Inc.	3.950	01/12/28	2,250,000	2,244,089
Jabil Inc.	3.600	01/15/30	750,000	723,787

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Jackson Financial, Inc.	3.125	11/23/31	500,000	$455,731
Jacobs Engineering Group Inc.	5.900	03/01/33	1,750,000	1,850,014
JBS USA Holding Lux. Sarl/ JBS USA Food Co./ JBS Lux. Co. Sarl	5.750	04/01/33	5,000,000	5,239,975
JM Smucker Co.	6.200	11/15/33	1,250,000	1,361,374
JPMorgan Chase & Co. (TSFR3M + 2.745%) (d)(j)(k)	6.730	01/01/26	4,250,000	4,250,000
Juniper Networks, Inc.	1.200	12/10/25	2,000,000	1,998,352
Kemper Corp.	2.400	09/30/30	4,500,000	4,008,357
Kemper Corp.	3.800	02/23/32	3,750,000	3,459,028
KeyBank N.A.	4.900	08/08/32	7,000,000	6,987,905
Kilroy Realty, L.P.	2.650	11/15/33	9,155,000	7,536,538
Kinder Morgan Energy Partners, L.P.	5.800	03/15/35	5,250,000	5,551,107
Kinder Morgan Inc.	5.300	12/01/34	1,250,000	1,281,246
Kraft Heinz Foods Co.	5.000	07/15/35	1,000,000	1,002,314
Lawrence Bancshares, Inc. (8.500% to 06/30/30, then (TSFR3M + 4.790%) (h)(l)	8.500	06/30/35	7,000,000	7,166,791
Lear Corp.	2.600	01/15/32	1,000,000	893,037
Leggett & Platt, Inc.	4.400	03/15/29	8,165,000	8,026,382
Leidos, Inc.	7.125	07/01/32	2,518,000	2,824,594
Liberty Property LP	3.250	10/01/26	5,000,000	4,948,394
Lincoln Center for the Performing Arts, Inc.	3.706	12/01/35	2,000,000	1,735,612
Lincoln National Corp. (TSFR3M + 2.61911%) (d)(k)	6.471	05/17/66	28,628,000	24,549,401
Lincoln National Corp. (TSFR3M + 2.30161%) (d)(k)	6.186	04/20/67	24,884,000	20,323,083
LKQ Corp.	6.250	06/15/33	6,775,000	7,250,369
LPL Holdings, Inc.	5.650	03/15/35	7,250,000	7,432,224
Marex Group PLC	5.829	05/08/28	5,000,000	5,074,020
Marex Group PLC	6.404	11/04/29	2,000,000	2,065,424
Marvell Technology, Inc.	4.875	06/22/28	6,000,000	6,105,094
MasTec, Inc.	5.900	06/15/29	7,000,000	7,319,710
Mather Foundation	2.675	10/01/31	1,500,000	1,359,321
McKesson Corp.	0.900	12/03/25	169,000	168,966
Medallion Financial Corp. (l)	9.250	09/30/28	5,000,000	5,150,000
Merck Sharp & Dohme Corp. (TSFR3M - 0.18839%) (d)	3.634	11/28/41	1,000,000	990,263
Meridian Corp. (TSFR3M + 3.950%) (d)	7.926	12/30/29	10,000,000	9,975,806
MetLife, Inc.	5.300	12/15/34	1,250,000	1,304,768
MGIC Investment Corp.	5.250	08/15/28	7,376,000	7,376,129
Mizuho Bank, Ltd.	4.500	08/25/28	297,000	296,665
Morgan Stanley (5.500% to 05/30/29, then 5.900%) (g)	5.500	05/30/30	2,890,000	2,890,000
MS Transverse Insurance Group, LLC (l)	6.000	12/15/26	5,000,000	5,001,604
National Bank of Canada	5.000	04/09/29	3,000,000	3,000,624
National Health Investors, Inc.	3.000	02/01/31	8,186,000	7,435,749
Newport Realty Trust, Inc. (e)(f)(l)(m)	15.000	12/01/25	8,995,177	8,995,177
Newport Realty Trust, Inc. (e)(f)(m)	15.000	12/01/25	899,518	899,518
NexBank Capital, Inc. (TSFR3M + 4.84661%, floor 0.000%) (d)(l)	8.848	09/30/27	5,000,000	4,989,872
Nexpoint Real Estate Finance, Inc.	5.750	05/01/26	9,000,000	8,884,861
Northpointe Bancshares, Inc. (9.000% to 09/01/29, then TSFR3M + 5.500%) (h)(l)	9.000	09/01/34	3,000,000	3,179,663
NRG Energy, Inc. (l)	2.000	12/02/25	900,000	899,940
OceanFirst Financial Corp. (6.375% to 11/15/30, then TSFR3M + 3.075%) (h)	6.375	11/15/35	4,000,000	4,010,000
Omega Healthcare Investors, Inc.	3.625	10/01/29	1,150,000	1,109,539
Omega Healthcare Investors, Inc.	3.375	02/01/31	3,675,000	3,430,955
Omega Healthcare Investors, Inc.	3.250	04/15/33	3,000,000	2,674,833

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Oracle Corp.	4.300	07/08/34	3,500,000	$3,235,701
Oracle Corp.	5.200	09/26/35	3,000,000	2,939,671
Orange & Rockland Utilities, Inc.	6.500	12/01/27	2,300,000	2,368,298
Parkway Bancorp, Inc. (TSFR3M + 5.65161%) (d)(l)	9.653	03/31/30	4,250,000	4,251,845
Pathfinder Bancorp, Inc. (TSFR3M + 5.320%) (d)	9.214	10/15/30	9,650,000	9,532,338
PCAP Holdings LP (e)(f)(l)(m)	6.500	07/15/28	10,000,000	5,500,000
Peapack-Gladstone Financial Corp. (3.500% to 12/30/25, then TSFR3M + 3.260%) (h)	3.500	12/30/30	3,000,000	2,994,986
Pedcor Bancorp (TSFR3M + 4.86161%, floor 0.000%) (d)(l)	8.713	02/15/29	3,000,000	2,950,483
Pelorus Fund REIT LLC (l)	7.000	09/30/26	5,000,000	5,000,274
Peoples Financial Services Corp. (7.750% to 06/15/30, then TSFR3M + 4.110%) (h)	7.750	06/15/35	4,000,000	4,183,926
Peraton Enterprise Solutions LLC	7.450	10/15/29	2,000,000	2,139,220
Philips Electronics N.V.	7.200	06/01/26	2,581,000	2,612,154
Piedmont Operating Partnership, LP	2.750	04/01/32	8,854,000	7,595,423
Pinnacle Financial Partners, Inc. (TSFR3M + 3.03661%, floor 3.040%) (d)	7.074	09/15/29	5,000,000	4,987,737
Polaris Inc.	6.950	03/15/29	7,250,000	7,708,096
Post Brothers Holdings LLC (l)	9.000	08/18/27	5,000,000	4,853,642
Puget Energy, Inc.	5.725	03/15/35	5,000,000	5,157,869
PulteGroup Inc.	6.375	05/15/33	1,300,000	1,429,530
Qorvo, Inc.	4.375	10/15/29	7,500,000	7,398,677
Radian Group Inc.	6.200	05/15/29	6,749,000	7,068,302
Ready Capital Corp.	5.500	12/30/28	10,000,000	8,595,056
ReadyCap Holdings, LLC (l)	4.500	10/20/26	10,000,000	9,744,829
Realty Income Corp.	5.050	01/13/26	703,000	703,063
Realty Income Corp.	1.800	03/15/33	1,000,000	834,351
Regal Rexnord Corp.	6.050	02/15/26	3,000,000	3,006,936
Reinsurance Group of America, Inc. (TSFR3M + 2.92661%) (d)(k)	6.964	12/15/65	12,898,000	12,446,701
Sabra Health Care LP	3.900	10/15/29	2,000,000	1,955,934
Sabra Health Care LP	3.200	12/01/31	4,050,000	3,704,854
Safehold GL Holdings LLC	5.650	01/15/35	6,000,000	6,181,153
SCRE Intermediate Holdco, LLC ( 6.750% to 02/15/26, 7.000% to 2/15/27, 7.250% to 02/15/28, 7.500% to 02/15/29, 7.750% to 08/15/29, then 8.750%) (g)(i)(l)	6.750	02/15/30	8,000,000	7,390,850
Shore Bancshares, Inc. (6.250% to 11/15/30, then TSFR3M + 2.880%) (h)(l)	6.250	11/15/35	3,000,000	2,985,310
Simmons First National Corp. (6.250% to 10/01/30, then TSFR3M + 3.020%) (h)	6.250	10/01/35	5,000,000	5,052,800
Simon Property Group, L.P.	4.750	09/26/34	4,187,000	4,188,773
SmartFinancial, Inc. (7.250% to 09/01/30, then TSFR3M + 3.850%) (h)(l)	7.250	09/01/35	4,000,000	4,102,100
South Street Securities Funding LLC (l)	6.250	12/30/26	5,000,000	5,003,152
Southern National Bancorp of Virginia, Inc. (Primis Financial Corp.) (TSFR3M + 4.21161%) (d)(l)	8.050	01/31/27	2,000,000	1,982,422
Southern National Bancorp of Virginia, Inc. (Primis Financial Corp.) (TSFR3M + 5.310%) (d)	9.481	09/01/30	2,000,000	1,988,964
Southside Bancshares, Inc. (7.000% to 08/15/30, then TSFR3M + 3.570%) (h)	7.000	08/15/35	4,000,000	4,082,595
Spire Inc.	5.300	03/01/26	222,000	222,545
Stanley Black & Decker Inc.	3.000	05/15/32	1,129,000	1,021,449
Store Capital LLC	4.500	03/15/28	3,500,000	3,502,971
Sumitomo Mitsui Financial Group, Inc.	5.632	01/15/35	500,000	534,924
Synchrony Financial	3.950	12/01/27	1,000,000	991,744
Synchrony Financial	5.150	03/19/29	5,500,000	5,588,240
Sysco Corp.	6.000	01/17/34	500,000	545,078
Take-Two Interactive Software, Inc.	5.600	06/12/34	1,000,000	1,049,809
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875	01/15/29	5,000,000	5,071,513
TD SYNNEX Corp.	6.100	04/12/34	2,500,000	2,655,587
Texas State Bankshares, Inc. (TSFR3M + 3.81161%, floor 3.550%) (d)(l)	7.849	06/15/29	4,000,000	3,991,439

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Textron Inc.	6.100	11/15/33	2,350,000	$2,551,346
The Bancorp, Inc.	7.375	09/01/30	5,000,000	5,248,064
The Conservation Fund	3.474	12/15/29	2,282,000	2,196,714
Time Warner Inc. (Warner Media LLC)	7.700	05/01/32	2,250,000	2,221,875
Toll Brothers Finance Corp.	4.350	02/15/28	3,000,000	3,011,364
Toronto-Dominion Bank	5.250	04/16/30	3,000,000	3,001,817
Toronto-Dominion Bank	5.000	07/11/30	4,000,000	4,006,460
Toyota Motor Credit Corp.	5.250	03/05/29	2,241,000	2,249,924
TransCanada PipeLines Ltd. (TSFR3M + 2.47161%) (d)(k)	6.323	05/15/67	18,223,000	16,263,195
Trinitas Capital Management, LLC (l)	6.000	07/30/26	3,000,000	2,970,000
Truist Bank	2.250	03/11/30	1,000,000	918,496
Truist Financial Corp. (6.669% to 09/01/29, then H15T5Y + 3.003%) (h)(j)(k)	6.669	03/01/26	10,552,000	10,568,546
Tyson Foods, Inc.	5.700	03/15/34	2,500,000	2,644,747
U.S. Bank N.A. (TSFR3M - 0.3839%) (d)	3.839	02/23/56	5,000,000	4,936,372
UDR, Inc.	3.100	11/01/34	2,192,000	1,915,335
UnitedHealth Group Inc.	4.625	07/15/35	500,000	497,805
Universal Insurance Holdings, Inc.	5.625	11/30/26	7,000,000	6,935,917
UTB Financial Holding Co. (TSFR3M + 3.88161%) (d)(l)	8.053	09/01/28	6,000,000	5,879,275
Ventas Realty, LP	5.625	07/01/34	1,250,000	1,310,572
Ventas Realty, LP	5.000	01/15/35	2,000,000	2,011,039
VeriSign, Inc.	4.750	07/15/27	3,000,000	2,999,947
VeriSign, Inc.	2.700	06/15/31	2,500,000	2,269,279
VICI Properties L.P.	4.950	02/15/30	6,750,000	6,830,548
Virginia Electric and Power Co.	6.000	01/15/36	3,400,000	3,680,172
Voya Financial, Inc.	5.000	09/20/34	6,000,000	6,016,587
Wachovia Corp.	5.500	08/01/35	1,000,000	1,042,095
Warnermedia Holdings, Inc.	4.279	03/15/32	3,458,000	3,159,747
Washington Gas Light Co.	6.400	07/22/27	850,000	874,199
Waypoint Residential LLC (e)(l)(n)	0.000	12/31/29	4,496,594	1,843,604
Waypoint Residential LLC (e)(l)(n)	0.000	12/31/31	5,403,406	1,080,681
Webster Financial Corp. (TSFR3M + 2.530%) (d)	6.506	12/30/29	9,700,000	9,688,653
Western Midstream Operating, LP	6.350	01/15/29	5,000,000	5,276,124
Wingspire Equipment Finance LLC (l)	6.000	06/30/26	6,000,000	5,914,598
Zimmer Biomet Holdings, Inc.	5.200	09/15/34	1,250,000	1,285,859
Zimmer Biomet Holdings, Inc.	4.250	08/15/35	1,302,000	1,220,689
Zions Bancorp	3.250	10/29/29	9,092,000	8,493,877

Residential Mortgage-Backed Securities - 1.4%				25,903,719
Brean Asset Backed Securities Trust, Series 2024-RM8 A1 (l)	4.500	05/25/64	1,544,720	1,519,761
Brean Asset Backed Securities Trust, Series 2024-RM8 A2 (l)	4.500	05/25/64	8,000,000	7,719,926
Brean Asset Backed Securities Trust, Series 2025-RM11 A1 (d)(l)	4.750	05/25/65	5,985,830	5,911,562
Brean Asset Backed Securities Trust, Series 2025-RM12 A1 (l)	4.500	07/25/65	6,000,000	5,868,355
Brean Asset Backed Securities Trust, Series 2025-RM13 A1 (l)	4.250	10/25/65	2,996,464	2,904,465
Brean Asset Backed Securities Trust, Series 2025-RM13 A2 (l)	4.250	10/25/65	2,000,000	1,889,876
Hawaii Housing Finance & Development Corp.	2.600	07/01/37	94,556	89,774

Taxable Municipal Bonds - 0.0%^				491,917
Buffalo State College Foundation Housing Corp.	2.600	11/01/28	380,000	356,711
Summit County OH Development Finance Authority	6.250	05/15/26	135,000	135,206

U.S. Government & Agency Securities - 1.2%				21,555,349
Federal Home Loan Banks	5.000	09/18/34	1,555,000	1,549,656
Federal Home Loan Banks	5.250	08/13/35	5,000,000	5,013,424
Federal Home Loan Banks	5.050	09/24/35	5,000,000	5,000,560
Federal Home Loan Banks	5.000	09/25/35	5,000,000	5,009,663
Federal Home Loan Banks	5.000	11/07/35	5,000,000	4,982,046

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

	Rate (%)	Maturity Date	Principal Amount	Value
BONDS (continued)

U.S. Government Agency Mortgage-Backed Securities - 2.0%				$36,609,276
Fannie Mae Interest Strip, Series 419 C6 (IO)	3.500	05/25/44	2,113,180	297,139
Fannie Mae REMIC, Series 2020-63 KG	2.500	09/25/50	1,901,731	1,678,939
Fannie Mae REMIC, Series 2020-88 Z	2.000	12/25/50	2,740,921	1,561,327
Fannie Mae REMIC, Series 2021-72 UZ	2.000	10/25/51	2,369,432	1,166,798
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 x (SOFR30A + 4.71448%), floor 0.000%, cap 4.600%) (d)	0.277	10/15/42	4,310,747	298,697
Freddie Mac REMIC, Series 5041 JH	1.500	11/25/50	764,847	381,207
Freddie Mac REMIC, Series 5083 ZJ	2.000	03/25/51	3,339,823	1,940,717
Freddie Mac REMIC, Series 5115 CZ	3.000	04/25/51	559,708	326,546
Freddie Mac REMIC, Series 5142 ZH	2.500	09/25/51	1,458,194	755,855
Freddie Mac REMIC, Series 5146 ZY	2.000	07/25/51	3,492,222	1,953,156
Freddie Mac REMIC, Series 5154 ZQ	2.500	10/25/51	4,641,647	3,120,058
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 x (TSFR1M + 6.16448%), floor 0.000%, cap 6.050%) (d)	1.976	03/20/48	3,251,391	329,906
Ginnie Mae REMIC Trust, Series 2020-134 BZ	1.000	09/16/50	1,029,920	449,473
Ginnie Mae REMIC Trust, Series 2021-27 ZL	1.000	02/20/51	1,664,755	746,153
Ginnie Mae REMIC Trust, Series 2021-66 PU	1.000	04/20/51	389,458	314,327
Ginnie Mae REMIC Trust, Series 2021-130 CZ	3.000	07/20/51	2,713,364	1,919,980
Ginnie Mae REMIC Trust, Series 2021-131 MZ	2.000	07/20/51	1,255,737	646,756
Ginnie Mae REMIC Trust, Series 2021-136 EZ	2.500	08/20/51	4,513,440	3,084,316
Ginnie Mae REMIC Trust, Series 2021-136 KZ	2.000	08/20/51	7,162,203	4,391,604
Ginnie Mae REMIC Trust, Series 2021-136 QZ	2.000	08/20/51	3,372,653	2,013,930
Ginnie Mae REMIC Trust, Series 2021-139 ZJ	2.500	08/20/51	2,282,075	1,500,875
Ginnie Mae REMIC Trust, Series 2021-142 MZ	2.000	08/20/50	746,627	394,545
Ginnie Mae REMIC Trust, Series 2021-154 AZ	2.500	09/20/51	3,521,654	2,346,713
Ginnie Mae REMIC Trust, Series 2021-154 PZ	2.500	09/20/51	3,216,833	2,057,110
Ginnie Mae REMIC Trust, Series 2021-156 NZ	2.000	09/20/51	4,023,442	2,417,955
Ginnie Mae REMIC Trust, Series 2021-158 PU	1.000	09/20/51	1,233,097	515,194

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

	Rate (%)	Maturity Date	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 12.3%				$229,031,933
(COST $229,028,002)

Money Market Funds - 0.0%^				100,000
First American Government Obligations Fund Class X (a)	3.922		100,000	100,000

U.S. Government & Agency Securities - 12.3%				228,931,933
U.S. Treasury Bills (b)	4.093	12/02/25	20,000,000	19,997,728
U.S. Treasury Bills (b)	3.857	12/09/25	20,000,000	19,982,173
U.S. Treasury Bills (b)	3.876	12/18/25	20,000,000	19,961,981
U.S. Treasury Bills (b)	3.879	12/23/25	10,000,000	9,975,711
U.S. Treasury Bills (b)	3.843	01/02/26	30,000,000	29,895,556
U.S. Treasury Bills (b)	3.803	01/06/26	30,000,000	29,885,310
U.S. Treasury Bills (b)	3.770	01/15/26	20,000,000	19,903,244
U.S. Treasury Bills (b)	3.781	02/03/26	20,000,000	19,867,111
U.S. Treasury Bills (b)	3.751	02/12/26	20,000,000	19,850,131
U.S. Treasury Bills (b)	3.758	02/19/26	20,000,000	19,835,218
U.S. Treasury Bills (b)	3.758	03/19/26	20,000,000	19,777,770

TOTAL INVESTMENTS - 98.7% (COST $1,962,978,601)				1,835,916,507

NET OTHER ASSETS AND LIABILITIES - 1.3%				24,664,453

NET ASSETS - 100.0%				$1,860,580,960

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

a)	Rate shown represents the 7-day yield at November 30, 2025.
b)	Rate shown represents the current yield for U.S. Treasury Bills at November 30, 2025.
c)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
d)	Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
e)	Non-income producing security.
f)	Issuer in default on interest and/or principal repayment.
g)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at November 30, 2025.
h)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
i)	Payment-in-kind security which may pay interest/dividends in additional par and/or in cash beginning February 15, 2027.
j)	Perpetual maturity. Date shown represents next contractual call date.
k)	Hybrid security. Security has characteristics of both a debt and equity security.
l)	Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2025, the aggregate value of these securities was $438,945,109, representing 23.59% of net assets.
m)	Illiquid security at November 30, 2025. At November 30, 2025, the aggregate value of these securities was $46,878,898, representing 2.52% of net assets.
n)	Security is fair valued in good faith in accordance with procedures approved by the Board of Directors. At November 30, 2025, these securities amounted to a value of $16,428,774 or 0.88% of net assets.
o)	Level 3 security as described in the accompanying notes. Securities valued using unadjusted broker quotes from brokers or pricing services. Such values are based on unobservable inputs. At November 30, 2025, the aggregate value of these securities was $440,000, representing 0.02% of net assets.
^	Rounds to 0.0%.

Abbreviations
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
SOFR30A	U.S. 30-Day Average Secured Overnight Financing Rate
SOFRINDX	U.S. Secured Overnight Financing Rate Compound Index
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR1M	CME Term SOFR 1-Month Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

CDFI	Community Development Financial Institution
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SARL	Société à responsabilité limitée is the Luxembourg term for a private limited liability company.

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$ –	$ 178,539,771	$ –	$ 178,539,771
Commercial mortgage-backed securities	–	185,494,288	–	185,494,288
Convertible bonds	–	–	100,000	100,000
Corporate bonds	–	1,157,850,254	340,000	1,158,190,254
Residential mortgage-backed securities	–	25,903,719	–	25,903,719
Taxable municipal bonds	–	491,917	–	491,917
U.S. government & agency securities	–	21,555,349	–	21,555,349
U.S. government agency mortgage-backed securities	–	36,609,276	–	36,609,276
Total bonds	–	1,606,444,574	440,000	1,606,884,574
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	228,931,933	–	228,931,933
Total short-term investments	100,000	228,931,933	–	229,031,933
Total investments	$ 100,000	$ 1,835,376,507	$ 440,000	$1,835,916,507

For more information on valuation inputs, see financial statement Note 2 – Significant Accounting Policies.

The following is a reconciliation of investments with unobservable inputs (level 3) that were used in determining fair value. These securities were fair valued as of November 30, 2025 using unadjusted broker quotes from brokers.

Level 3 Securities Reconciliation	Convertible bonds	Corporate bonds	Total
Balance at November 30, 2024	$ 100,000	$ 340,000	$ 440,000
Purchases	-	-	-
Sales	-	-	-
Net realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)	-	-	-
Accrued interest	-	-	-
Transfers into level 3	-	-	-
Transfers out of level 3	-	-	-
Balance as of November 30, 2025	$ 100,000	$ 340,000	$ 440,000

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025 (In thousands, except per share amounts)

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Assets
Total investments in securities, at value (a)	$198,489	$55,019	$1,835,917
Cash	375	586	8,688
Receivable from fund shares sold	15	5	1,426
Dividends and interest receivable	310	75	16,654
Prepaid expenses	11	6	76
Total assets	199,200	55,691	1,862,761
Liabilities
Payable for fund shares redeemed	-	16	1,065
Accrued expenses payable	33	28	111
Accrued directors expense payable	-	-	2
Due to Advisor	151	40	1,002
Total liabilities	184	84	2,180
Net assets	$199,016	$55,607	$1,860,581
Net assets consist of
Capital stock ($.001 par value)	$107,589	$35,890	$2,329,656
Total distributable earnings (accumulated deficit)	91,427	19,717	(469,075)
Net assets	$199,016	$55,607	$1,860,581
Net asset value per share
Shares of capital stock outstanding (unlimited shares authorized)	1,618	3,561	172,544
Offering and redemption price	$123.00	$15.62	$10.78

(a) Cost of investments in securities	$117,787	$40,178	$1,962,979

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
Year Ended November 30, 2025 (In thousands)

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Investment income
Interest	$3	$3	$99,474
Dividends	2,952	889	-
Less foreign taxes withheld	(14)	(6)	-
Total investment income	2,941	886	99,474
Expenses
Investment advisory fees	1,646	517	10,292
Shareholder servicing costs	75	31	711
Administrative & accounting services fees	138	67	599
Directors fees	34	23	156
Federal & state registration	29	27	102
Custody fees	10	6	97
Professional fees	43	40	97
Interest expense from line of credit (see note 2)	7	2	-
Other expenses	36	22	366
Total expenses	2,018	735	12,420
Less expenses reimbursed by Advisor	(263)	(137)	-
Net expenses	1,755	598	12,420
Net investment income	1,186	288	87,054
Realized and unrealized gain (loss)
Net realized gain (loss) on investments	9,923	4,699	(8,895)
Net unrealized appreciation (depreciation) on investments	18,645	(356)	52,523
Net realized and unrealized gain (loss)	28,568	4,343	43,628
Increase (Decrease) in net assets resulting from operations	$29,754	$4,631	$130,682

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	LARGECAP FUND		MIDCAP FUND		BOND FUND
	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024	Year Ended November 30, 2025	Year Ended November 30, 2024
Operations
Net investment income	$1,186	$1,151	$288	$328	$87,054	$73,920
Net realized gain (loss) on investments	9,923	18,265	4,699	4,003	(8,895)	(1,239)
Net unrealized appreciation (depreciation) on investments	18,645	28,016	(356)	8,580	52,523	101,202
Net increase (decrease) in net assets resulting from operations	29,754	47,432	4,631	12,911	130,682	173,883
Distributions to shareholders
Total distributions to shareholders	(19,415)	(13,166)	(4,171)	(3,974)	(84,829)	(73,369)
Net decrease in net assets resulting from distributions to shareholders	(19,415)	(13,166)	(4,171)	(3,974)	(84,829)	(73,369)
Fund share transactions
Proceeds from shares sold	7,261	5,017	2,464	2,831	630,189	546,003
Reinvestment of distributions	17,869	12,801	3,712	3,353	83,104	71,473
Cost of shares redeemed	(26,711)	(20,567)	(10,200)	(6,432)	(500,984)	(338,829)
Net increase (decrease) in net assets resulting from fund share transactions	(1,581)	(2,749)	(4,024)	(248)	212,309	278,647
Total increase (decrease) in net assets	8,758	31,517	(3,564)	8,689	258,162	379,161
Net assets
Beginning of year	190,258	158,741	59,171	50,482	1,602,419	1,223,258
End of year	$199,016	$190,258	$55,607	$59,171	$1,860,581	$1,602,419

Share transactions
Shares sold	68	51	179	210	59,571	53,109
Shares issued in reinvestment of distributions	178	135	276	251	7,911	7,065
Shares redeemed	(263)	(200)	(772)	(468)	(47,478)	(33,357)
Net increase (decrease) in fund shares outstanding	(17)	(14)	(317)	(7)	20,004	26,817

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
November 30, 2025

NOTE 1 - ORGANIZATION

Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with procedures approved by the Funds’ Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS - In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Funds. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to a Fund’s perceived risk of that security. The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs and rights, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds. These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board. When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method for both book and tax purposes. Management evaluates amortization to earliest call date on debt securities held at a premium to determine if there is a material impact on the financial statements. Gains and losses on paydowns of asset-backed and mortgage-backed securities are reflected in interest income on the Statements of Operations. Payments received for interest-only or “IO” class mortgage securities are included in interest income. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, or region. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities. There were no when-issued or delayed-delivery transactions at November 30, 2025.

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires October 30, 2026, used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to 5% of the value of that Fund’s net assets, 33.33% of the value of the Fund’s investments, or any explicit borrowing limits imposed by the LOC, whatever is less. Interest is charged at the prime rate, which was 7.00% as of November 30, 2025. As of November 30, 2025 the limits established are: LargeCap Fund - $8,000,000, MidCap Fund - $2,000,000 and Bond Fund - $80,000,000. All terms and borrowing limits imposed by the LOC are subject to review and approval by the Funds’ Board. The following table shows the average balance, average interest rate, interest expense, and maximum borrowings incurred by the Funds on the LOC for the fiscal year ended November 30, 2025. The LOC was drawn upon during the year; however, as of November 30, 2025, there were no borrowings by the Funds outstanding under the LOC.

	Average Balance	Average Interest Rate	Interest Expense	Maximum Borrowing	Date of Maximum Borrowing
LargeCap Fund	$86,504	7.50%	$6,578	$4,648,000	12/24/2024 to 12/25/2024
MidCap Fund	$27,822	7.50%	$2,116	$1,847,000	12/24/2024 to 12/25/2024
Bond Fund	$1,759	7.75%	$138	$214,000	12/06/2024 to 12/08/2024

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment advisor) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

SEGMENT REPORTING - The Funds have adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CEO serves as the CODM of the Funds. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies under the requirements of Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their taxable income and net realized gains from the sale of investment securities to their shareholders.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the fiscal year ended November 30, 2025, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

RECENT ACCCOUNTING PRONOUNCEMENTS - In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements. Other than as described in Note 5, there were no additional subsequent events which were deemed to have an impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for monthly compensation to TIM computed on average daily net assets at the following annual rates:

	First $50 Million	Over $50 Million
LargeCap Fund	1.00%	0.90%
MidCap Fund	1.00%	0.90%
Bond Fund	0.65%	0.60%

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the Funds through March 31, 2026 so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund - 0.99%, MidCap Fund - 1.15% and Bond Fund - 0.80%. For the fiscal year ended November 30, 2025, the Advisor reimbursed expenses incurred by the LargeCap Fund and the MidCap Fund in the amounts of $262,852 and $137,450, respectively. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

As of November 30, 2025, affiliated shareholders whose individual accounts are greater than 10% held 11.97% of outstanding shares of the MidCap Fund. Transactions by these shareholders may have a material impact on the Fund.

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.03% of average daily net assets in excess of $100 million. The fee is subject to an annual minimum per Fund equal to the sum of the actual out-of- pocket costs to TIM attributable to all outsourced sub-fund accounting and sub-fund administrative services performed by U.S. Bank Global Fund Services. The calculations of daily net asset value and sub administrative services are subcontracted to U.S. Bank Global Fund Services, resulting in fees paid by TIM for the fiscal year ended November 30, 2025, in the following amounts:

Administrative & Accounting Fees Paid
LargeCap Fund	$98,656
MidCap Fund	$74,694
Bond Fund	$405,519

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate (or not to exceed) the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. Such amounts are recorded within Shareholder servicing costs on each Fund’s Statement of Operations. For the fiscal year ended November 30, 2025, the amounts reimbursed by the Funds to the Advisor were:

Intermediary Fees Reimbursed
LargeCap Fund	$18,317
MidCap Fund	$3,525
Bond Fund	$447,485

NOTE 4 - PURCHASE AND SALE OF SECURITIES

Investment transactions for the fiscal year ended November 30, 2025, were as follows:

	Securities other than U.S. Government and Short-term Investments		U.S. Government Securities

	Purchases	Sales	Purchases	Sales
LargeCap Fund	$27,182,154	$47,301,327	$–	$–
MidCap Fund	$12,023,797	$20,198,501	$–	$–
Bond Fund	$502,550,456	$359,377,213	$37,651,727	$31,289,304

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

NOTE 5 – INCOME TAX INFORMATION

At November 30, 2025, the investment cost, aggregate unrealized appreciation and depreciation on investments and other components of distributable earnings for federal income tax purposes were as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Federal tax cost	$117,937,113	$40,255,661	$1,962,981,863

Unrealized appreciation	$87,459,462	$18,970,125	$28,469,774
Unrealized depreciation	(6,907,563)	(4,206,481)	(155,535,130)
Net unrealized appreciation (depreciation)	$80,551,899	$14,763,644	($127,065,356)
Distributable ordinary income	1,503,461	490,167	17,100,273
Distributable long-term capital gains	9,371,273	4,463,288	-
Post-October losses	-	-	(146,884)
Capital loss carryforwards	-	-	(358,962,664)
Total distributable earnings (accumulated deficit)	$91,426,633	$19,717,099	($469,074,631)

The cost basis of investments for tax and financial reporting purposes differ principally due to wash sales.

Book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged to paid-in capital or distributable earnings, in the period that the differences arise. These reclassifications have no impact on net assets or net asset value per share. There were no such reclassifications as of November 30, 2025.

The tax basis post-October losses as of November 30, 2025 and capital loss carryforward as of November 30, 2025, which are not being recognized for tax purposes until the first day of the following fiscal year, are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Post-October losses
Short-term	$-	$-	$13,349
Long-term	-	-	(160,233)
Total Post-October losses	$-	$-	($146,884)
Net capital loss carryforward
Short-term	$-	$-	($54,097,641)
Long-term	-	-	(304,865,023)
Total capital loss carryforward	$-	$-	($358,962,664)

Capital losses are carried forward indefinitely and are available to offset future net realized gains, to the extent permitted by the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

The tax components of distributions paid during the fiscal year ended November 30, 2025 and fiscal year ended November 30, 2024 are as follows:

	LARGECAP FUND	MIDCAP FUND	BOND FUND
Fiscal year ended November 30, 2025
Distributions paid from
Ordinary income	$1,152,200	$503,732	$84,828,972
Long-term capital gains	18,262,934	3,667,233	-
Total distributions paid	$19,415,134	$4,170,965	$84,828,972

Fiscal year ended November 30, 2024
Distributions paid from
Ordinary income	$1,307,580	$544,268	$73,368,927
Long-term capital gains	11,858,376	3,429,705	-
Total distributions paid	$13,165,956	$3,973,973	$73,368,927

The following distributions were declared on December 22, 2025, payable to shareholders on December 23, 2025:

	LARGECAP FUND	MIDCAP FUND	BOND FUND

Ordinary income distributions
Amount	$1,505,637	$492,446	$22,405,147
Per share	$0.93	$0.14	$0.13
Long-term capital gains distributions
Amount	$9,371,621	$4,463,589	$-
Per share	$5.80	$1.26	$-

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

LARGECAP FUND	Year Ended November 30,
	2025	2024	2023	2022	2021
Per share operating performance
Net asset value, beginning of period	$116.40	$96.24	$94.19	$105.38	$83.93
Income from investment operations
Net investment income	0.74	0.70	0.80	0.76	0.76
Net realized and unrealized gains (losses) on investments (a)	17.81	27.46	5.55	(6.70)	21.47
Total from investment operations	18.55	28.16	6.35	(5.94)	22.23
Less distributions
Distributions from net investment income	(0.71)	(0.79)	(0.76)	(0.76)	(0.78)
Distributions from net realized gains	(11.24)	(7.21)	(3.54)	(4.49)	-
Total distributions	(11.95)	(8.00)	(4.30)	(5.25)	(0.78)
Net asset value, end of period	$123.00	$116.40	$96.24	$94.19	$105.38
Total return	18.22%	31.13%	7.38%	(6.13%)	26.71%
Ratios and supplemental data
Net assets, end of period (millions)	$199.0	$190.3	$158.7	$157.4	$165.4
Ratios to average net assets:
Ratios of net expenses	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses without reimbursement	1.14%	1.13%	1.17%	1.16%	1.15%
Ratio of net investment income	0.67%	0.66%	0.82%	0.79%	0.72%
Ratio of net investment income without reimbursement	0.52%	0.52%	0.64%	0.62%	0.56%
Portfolio turnover rate	15%	21%	30%	22%	12%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

MIDCAP FUND	Year Ended November 30,
	2025	2024	2023	2022	2021
Per share operating performance
Net asset value, beginning of period	$15.26	$12.99	$14.64	$17.07	$13.20
Income from investment operations
Net investment income	0.08	0.08	0.11	0.10	0.05
Net realized and unrealized gains (losses) on investments (a)	1.36	3.21	(0.27)	(0.93)	3.87
Total from investment operations	1.44	3.29	(0.16)	(0.83)	3.92
Less distributions
Distributions from net investment income	(0.08)	(0.11)	(0.10)	(0.04)	(0.05)
Distributions from net realized gains	(1.00)	(0.91)	(1.39)	(1.56)	-
Total distributions	(1.08)	(1.02)	(1.49)	(1.60)	(0.05)
Net asset value, end of period	$15.62	$15.26	$12.99	$14.64	$17.07
Total return	10.56%	26.47%	(0.47%)	(5.71%)	29.75%
Ratios and supplemental data
Net assets, end of period (millions)	$55.6	$59.2	$50.5	$54.9	$60.9
Ratios to average net assets:
Ratios of net expenses	1.15%	1.15%	1.15%	1.14%	1.14%
Ratio of expenses without reimbursement	1.41%	1.38%	1.41%	1.38%	1.35%
Ratio of net investment income	0.55%	0.60%	0.82%	0.68%	0.22%
Ratio of net investment income without reimbursement	0.29%	0.37%	0.56%	0.44%	0.01%
Portfolio turnover rate	23%	27%	36%	23%	19%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

BOND FUND	Year Ended November 30,
	2025	2024	2023	2022	2021
Per share operating performance
Net asset value, beginning of period	$10.50	$9.73	$9.90	$11.04	$10.73
Income from investment operations
Net investment income	0.54	0.56	0.57	0.37	0.42
Net realized and unrealized gains (losses) on investments (a)	0.27	0.78	(0.19)	(1.15)	0.36
Total from investment operations	0.81	1.34	0.38	(0.78)	0.78
Less distributions
Distributions from net investment income	(0.53)	(0.57)	(0.55)	(0.36)	(0.47)
Distributions from net realized gains	-	-	-	-	-
Total distributions	(0.53)	(0.57)	(0.55)	(0.36)	(0.47)
Net asset value, end of period	$10.78	$10.50	$9.73	$9.90	$11.04
Total return	7.95%	14.11%	4.02%	(7.17%)	7.43%
Ratios and supplemental data
Net assets, end of period (millions)	$1,860.6	$1,602.4	$1,223.3	$1,704.0	$2,582.0
Ratios to average net assets:
Ratios of expenses	0.73%	0.74%	0.75%	0.73%	0.71%
Ratio of net investment income	5.09%	5.53%	5.57%	3.36%	3.75%
Portfolio turnover rate	26%	21%	5%	6%	34%

(a) Net realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may or may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Notes to Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Thompson IM Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Thompson IM Funds, Inc., comprising Thompson LargeCap Fund, Thompson MidCap Fund, and Thompson Bond Fund (the “Funds”) as of November 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2010.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 28, 2026

COHEN & COMPANY, LTD.

Registered with the Public Company Accounting Oversight Board

800.229.1099 866.818.4538 FAX cohenco.com

ADDITIONAL INFORMATION

THOMPSON IM FUNDS, INC.

The information below is required disclosure for Form N-CSR

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Information regarding remuneration paid by the Funds is disclosed within the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Agreements.

ADDITIONAL INFORMATION (Continued)

Board Approval of Investment Advisory Agreement

The Investment Company Act of 1940 (the “Act”) requires that the existing Investment Advisory Agreement (the “Agreement”) for Thompson IM Funds, Inc. (the “Funds”) be approved annually by a vote of a majority of the Board of Directors, including a majority of the Directors who are not parties to the Agreement or “interested persons” of the Funds as that term is defined in the Act (the “Independent Directors”).

At its in-person meeting on November 19, 2025, the Board of Directors of the Funds voted unanimously to renew the Agreement between the Funds and Thompson Investment Management, Inc. (the “Advisor”) for each of the LargeCap Fund, the MidCap Fund, and the Bond Fund (each of these series of the Funds is sometimes referred to as a “Fund” in this section). The approval of the Agreement included the approval of all of the Independent Directors.

The Board’s approval of the Agreement was based on its consideration and evaluation of a variety of factors, including: (1) the nature, extent, and quality of the services provided by the Advisor; (2) the performance of each of the Funds in comparison to its benchmark index and to a peer group of mutual funds; (3) the management fees and total operating expenses of each Fund, including comparative information with respect to a peer group of mutual funds and with respect to fees charged by the Advisor to other clients whose assets are managed under similar objectives and strategies; (4) the extent to which economies of scale may be realized as a Fund grows; and (5) whether fee levels reflect any potential economies of scale for the benefit of shareholders. The Board generally viewed these factors in their totality, with no single factor serving as the principal reason for determining whether to renew the Agreement and with individual Board members giving different weight to different factors in each case.

In connection with the approval process, both the Independent Directors as well as the full Board met separately in person on November 19, 2025, and the full Board met by telephone on November 12, 2025, to consider information relevant to the approval process. The Independent Directors and the full Board are referred to collectively as the “Board” in this section.

To facilitate evaluation of the Agreement, the Board worked with the Advisor and independent legal counsel to request, obtain, and review information prepared or compiled by the Advisor as well as an independent analysis of each Fund’s performance, expenses, and profitability prepared by Broadridge, a leading independent provider of data for independent directors of investment companies for purposes of their review of investment advisory agreements. Information reviewed included a memorandum from Fund counsel discussing the fiduciary duty of Directors under Section 15(c) of the Act; an executive summary and memorandum from Fund management providing its recommendation regarding the Agreement; the Advisor’s analysis of profitability of the Advisor through its relationship with the Funds, including under the Agreement as well as the profitability of related service contracts with the Advisor; a separate profitability comparison

ADDITIONAL INFORMATION (Continued)

prepared by Broadridge; a detailed statistical report from Broadridge comparing each Fund’s respective performance and expenses with both a comparison “group” and a comparison “universe” and a report from Broadridge outlining its methodology in preparing that report; supplementary performance information as of the most recent calendar quarter for the Funds, including a comparison of each Fund’s performance to an applicable category of funds as determined by Morningstar, Inc., a ranking service widely recognized in the mutual fund industry; information regarding the composition of and fees charged for standardized investment products offered to separately managed account clients of the Advisor; the Advisor’s Form ADV, which, among other things, showed fees charged by the Advisor to manage the investments of other clients with objectives and programs similar to the Funds; the Agreement and other service agreements with the Advisor; and background information on the Funds’ portfolio managers and reports from the Funds’ Chief Compliance Officer. In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses as well as in-person reports from the Fund’s portfolio managers and reports from the Funds’ Chief Compliance Officer at each of its quarterly meetings during the year. Throughout the review and approval process, the Independent Directors were represented by independent legal counsel. The Board consulted with independent legal counsel and the Advisor throughout the review and approval process to evaluate the information provided, including the methodology employed by Broadridge in the reports produced for the Board, and to confirm that the content of the information produced as a result of its follow-up requests was satisfactory.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement, services required to be provided under other agreements with the Advisor and with affiliates of the Advisor, and additional services provided by the Advisor that were not required under any of those agreements. The Board considered the background and experience of the Funds’ portfolio managers, other advisory personnel, compliance personnel, and other support personnel. It noted that in addition to considering these factors at this meeting, it had also considered many of these factors during the course of its quarterly meetings over the past year as well as at its November 12 special meeting. The Board considered that, in addition to investment management and broker-selection services, the Advisor prepares compliance and other materials for each of the Board’s meetings; provides office space, equipment, information technology, and administrative services necessary for operation of the Funds; and performs regular compliance and risk-analysis functions for the Funds.

The Board believed that the nature, extent, and quality of services provided by the Advisor were comparable to those provided by advisors to comparable funds, and that such services were adequate for the Funds’ needs and were being performed by the Advisor in a competent and appropriate manner.

ADDITIONAL INFORMATION (Continued)

The Board reviewed the one-, two-, three-, four-, five- and ten-year investment performances of each Fund.

The Board observed that the LargeCap Fund had ranked in the top quintile of its Broadridge performance group and in the second quintile of its Broadridge performance universe over the one-year period while also outperforming the Lipper Large-Cap Core index, and its Morningstar category during that period. The Board also noted that the Fund had ranked in the top quintile of both its Broadridge performance group and performance universe and outperformed its benchmark, the Lipper Large-Cap Core index, and its Morningstar category over the five-year period, while also outperforming its Morningstar category for the three- and ten-year periods.

The Board observed that the MidCap Fund had ranked in the first quintile of its Broadridge performance group and performance universe and outperformed the Lipper Mid-Cap Core Index, and its Morningstar category over the one- and five-year periods. The Board also observed that the Fund had ranked in the second quintile of its performance group for the two- and three-year periods.

The Board noted that the Bond Fund ranked in the top quintile of its Broadridge performance group and performance universe over each of the one-, two-, three-, four-, five- and ten-year periods. The Board also observed that the Fund had outperformed its benchmarks, the Lipper Short-Intermediate Investment Grade Index, the performance group median, and its Morningstar category over each of the one-, three-, five- and ten-year periods.

The Board determined that relative to the performances of comparable funds and to each Fund’s benchmark index, the performance of each Fund was within an acceptable range and was generally in line with its expectations in light of the strategies employed by the Advisor.

In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board compared information relating to the various management fees charged to separately managed accounts of the Advisor that have relatively analogous investment objectives as those of a Fund. Among the information reviewed by the Board was information relating to standardized investment products offered to separately managed account clients of the Advisor. The Board determined that these standardized products in most instances had investment objectives and styles that were sufficiently different from the investment objectives and styles of any of the Funds so as to make the comparison of limited utility. With respect to those standardized products available to separately managed account clients of the Advisor that the Board determined to be sufficiently similar in investment objective and strategy to a Fund to be relevant for comparative purposes, the Board determined that in light of the significantly different level of services and resources required for the management of these products and the Funds, the management fees charged by the Advisor with respect to each of the Funds were reasonable

ADDITIONAL INFORMATION (Continued)

relative to the management fees charged by the Advisor with respect to the relevant standardized separately managed account product.

The Board noted that the Advisor continues to be sensitive to non-management expenses and was committed to controlling them to the extent possible for each Fund.

The information provided by Broadridge indicated that the actual management fees of the LargeCap Fund, after taking into account the waiver of a portion of those fees, were in the highest 20 percent of both the Fund’s Broadridge comparison group and comparison universe. The Board considered that the Advisor was proposing to continue the fee waiver for the Fund, capping the maximum total expense ratio that the Fund could incur at 0.99 percent, and the Board observed that after accounting for this fee waiver, the Fund was closer to the median of its comparison group and comparison universe from a total-expense-ratio perspective. The Board noted that the non-management expense ratio of the Fund was at the expense group median. After taking into account all of these considerations, the Board determined that the management fee and total expense ratio of the LargeCap Fund were reasonable.

The Board noted that the MidCap Fund’s actual management fees after taking into account the waiver of a portion thereof by the Advisor ranked in the highest 40 percent of its comparison group and highest 20 percent of its comparison universe. However, the Board observed that the Fund’s total expenses still ranked in the second quintile for its comparison group. The Board considered that the Advisor was proposing to continue the fee waiver for the Fund, capping the maximum total expense ratio that the Fund could incur at 1.15 percent. The Board also noted that the non-management expense ratio of the Fund was slightly below the median for its expense group. After taking into account all of these considerations, the Board determined that the management fee and total expense ratio of the MidCap Fund were reasonable.

The Board noted that the Bond Fund’s contractual management fee and actual management fee was each in the highest quintile of both its Broadridge comparison group and its comparison universe. The Board observed, however, that the total expense ratio of the Fund was near its comparison group median and that the non-management expense ratio of the Fund was at the median for its expense group. The Board further observed that to the extent recent growth in Fund assets persisted, the total expense ratio was reasonably likely to trend somewhat downward over the coming year. After taking into account all of these considerations, the Board determined that the management fee and total expense ratio of the Bond Fund were reasonable.

The Board reviewed each Fund’s contribution to the Advisor’s profitability. This review included consideration of the Advisor’s methodology for allocating expenses. The Board noted that both the Advisor’s pre-tax profitability before accounting for marketing fees borne by the Advisor and its profitability on a post-marketing basis ranked below the median of firms included in the Broadridge analysis. The Board observed that all of the investment advisors for which profitability

ADDITIONAL INFORMATION (Continued)

information was publicly available and that were included in the Broadridge comparison were publicly traded entities having materially different marketing strategies from that of the Advisor. The Board determined that the operating margins of the Advisor were reasonable and, after reviewing information provided by Broadridge and reviewing the Advisor’s own analysis, the Board concluded that the cost of services provided by the Advisor and its affiliates to each of the Funds and the profits realized with respect thereto were reasonable.

The Board also considered whether economies of scale might be realized as the Funds’ assets increase. It noted that the Agreement provides for a fee breakpoint at $50 million of assets. This breakpoint is equal to ten basis points for the LargeCap Fund and MidCap Fund and five basis points for the Bond Fund. The Board considered that an increase in assets could provide economies of scale in the Funds’ operations. However, it noted that the current level of assets of both the LargeCap Fund and the MidCap Fund presented no meaningful opportunity for such economies. Therefore the Board concluded that neither of these Funds was likely to realize material economies of scale until its assets grew significantly. The Board noted that assets in the Bond Fund had not reached a point where the Fund was realizing any material economies of scale and, based on an evaluation of bond funds’ contractual fees schedules, determined that the current expense ratio and fees tiers of the Fund were competitive with other fixed-income funds that were part of fund complexes having up to $10 billion in complex assets.

The Board considered additional benefits to the Advisor arising from the Agreement, such as that the Funds may enhance the Advisor’s reputation as an investment adviser, thereby helping the Advisor to attract other clients and investment personnel. The Board determined that benefits of the sort derived from the Agreement were consistent with the benefits received by other advisers to mutual funds.

Based primarily on these considerations, the Board renewed the Agreement with respect to each Fund.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Information included in Item 7, if applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to information included in Item 7 as well as the Statement of Additional Information filed under Form N-1A.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Evaluation and Approval of Advisory Contract summary appears in the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 16. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
19(a)(1)

The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference

19(a)(3)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
19(a)(3)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
19(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 28th day of January 2026.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 28th day of January 2026.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer (Principal Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial Officer (Principal Financial Officer)